As filed with the Securities and Exchange Commission on June 29, 2005.

                                  Securities Act Registration File No. 333-99069
                          Investment Company Act Registration File No. 811-21194
--------------------------------------------------------------------------------
                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)

 /X/ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
 /X/           Pre-Effective Amendment No. 3
               Post-Effective Amendment No.
                                and/or

/X/ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
/X/                    Amendment No. 4

                          SG Principal Protected Trust
                 (Exact Name of Registrant Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020
(Address of Principal Executive Offices (Number, Street, City, State, Zip Code))

                                 (212) 278-6261
              (Registrant's Telephone Number, Including Area Code)

                             Jason M. Hoberman, Esq.
                           SG Americas Securities, LLC
                           1221 Avenue of the Americas
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Margery K. Neale, Esq.
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

It is proposed that this filing will become effective (check appropriate box)
       / / when declared effective pursuant to section 8(c).

If appropriate, check the following boxes:
         [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement.]
         [ ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is________________.

--------------------------------------------------------------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities  Amount Being        Proposed Maximum Offering   Proposed Maximum       Amount of
Being Registered     Registered(1)       Price                       Aggregate Offering     Registration
                                         Per Unit(1)                 Price(1)               Fee(2)
Common Shares of     65,000 shares       $15.00                      $975,000               $92
Beneficial Interest,
par value $0.001 per
share

(1) Estimated solely for purposes of calculating the registration fee.
(2) $92 was previously paid in connection with Pre-Effective Amendment #1 filed with the SEC on May 9, 2003.

          The information required to be included in this Registration Statement by Part A and Part B of Form N-2 is contained in the Prospectus and Statement of Additional Information that follows. The information required to be in this Registration Statement by Part C of Form N-2 follows the Prospectus and Statement of Additional Information.

          THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.
-------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. NO PERSON MAY SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                 SUBJECT TO COMPLETION, DATED [__________], 2005

                          SG PRINCIPAL PROTECTED TRUST

                   [__________] Shares of Beneficial Interest
                                  $15 per Share


          SG Principal Protected Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940 ("1940 Act") as a non-diversified, closed-end management investment company. The Trust will conduct its investment operations and exist for a fixed term of approximately five years. The Trust's investment objective is to preserve the proceeds the Trust receives from this offering until the end of the term of the Trust, while also offering shareholders the opportunity to participate in a portion of the increase, if any, in the value of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index") during the life of the Trust. The Trust will seek to achieve its objective by investing the proceeds received from this offering, net of any sales load that was paid to acquire the shares, in a fixed portfolio that the Trust will hold until the end of the term of the Trust, which is approximately five years. As more fully described under the heading "Investment Strategy," the Trust's portfolio will consist of the following five components: (i) shares of the NASDAQ-100 Trust, Series I (the "NASDAQ-100 Trust"); (ii) obligations under the sale of one or more over-the-counter ("OTC") European-style call options on the NASDAQ-100 Index(R); (iii) five or more OTC European-style put options on the NASDAQ-100 Index(R); (iv) one or more OTC European-style call options on the S&P 500(R) Index; and (v) cash. An investment in the Trust is subject to a number of risks not associated with similar investments in a conventional security. See "Risk Factors."

          This Prospectus applies to the offering of shares of beneficial interest ("Shares") of the Trust, which the Trust intends to apply for listing on the [__________] Exchange (the "Exchange") under the ticker symbol ["_____"]. Shares of closed-end investment companies that are listed on an exchange, such as those of the Trust, frequently trade at a discount from their net asset values, and there can be no assurance that the Shares will trade at a price equal to the net asset value per Share. If you purchase Shares of the Trust in its initial public offering or otherwise and sell the Shares on the Exchange or otherwise, you may receive an amount that is less than: (i) the amount you paid for the Shares; (ii) the net asset value of the Shares at the time of sale; and
(iii) the amount you would receive if you held the Shares until the end of the Trust's term. The risk of loss due to a market discount may be greater for initial investors expecting to sell their Shares a relatively short time after completion of the public offering. The Trust is a newly formed entity and has no previous operating or trading history upon which you can evaluate its performance. Shareholders who do not hold their Shares until the end of the term of the Trust will not receive the benefit of any principal protection provided by the Trust.

                                                                   Per Share           Total
Public Offering Price..........................................     $15.00            [$___]
Sales Load(1)..................................................      $0.45            [$___]
Proceeds, After Expenses, to the Trust.........................     [$___]            [$___]

--------------------
(1) Pursuant to an Underwriting Agreement between a group of underwriters led by SG Americas Securities, LLC (the "Underwriters") and the Trust, the Underwriters have agreed to offer the Shares, if, as and when issued by the Trust. The Underwriters will receive a fee equal to 3.0% of the price of each Share sold.

          The Shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, or any other financial institution including SG Americas Securities, LLC or its affiliates. Furthermore, the Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency or the Securities Investor Protection Corporation.

          This Prospectus sets forth information that you should know about the Trust before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Trust, including the Statement of Additional Information ("SAI"), dated [__________], 2005, has been filed with the U.S. Securities and Exchange Commission ("SEC"). You can request a copy of the SAI without charge by writing to the Trust's Sponsor, SG Americas Securities, LLC, 1221 Avenue of the Americas, New York, NY 10020; or by calling [__________] at (800) 747-2006. The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page [36] of this Prospectus.

          Additional information about the Trust has been filed with the SEC and is available upon request and without charge. For a free copy of the Trust's annual or semi-annual report (following the completion of the Trust's annual or semi-annual period, as applicable) or to request other information or asks questions about the Trust, call [__________] at (800) 747-2006. The Trust's annual and semi-annual reports (following the completion of the Trust's annual or semi-annual period, as applicable) and other materials related to the Trust will be available from the Electronic Data Gathering, Analysis and Retrieval (EDGAR) Database on the SEC's website (http://www.sec.gov).

          Neither the SEC nor any state securities commission has determined whether this Prospectus is truthful or complete, nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

          The Shares will be ready for delivery on or about [_____________, 2005]

                           SG Americas Securities, LLC

                          ------------------------------

                The date of this Prospectus is [__________, 2005]

                                TABLE OF CONTENTS

                                                                                                               Page
PROSPECTUS SUMMARY................................................................................................3
SUMMARY OF TRUST EXPENSES........................................................................................14
THE SPONSOR......................................................................................................15
THE OFFERING.....................................................................................................15
USE OF PROCEEDS..................................................................................................15
INVESTMENT OBJECTIVE.............................................................................................16
INVESTMENT STRATEGY..............................................................................................16
RISK FACTORS.....................................................................................................22
LISTING OF SHARES................................................................................................26
MANAGEMENT OF THE TRUST..........................................................................................26
CONFLICTS OF INTEREST............................................................................................27
ESTIMATED EXPENSES...............................................................................................28
NET ASSET VALUE..................................................................................................28
DESCRIPTION OF THE SHARES........................................................................................29
DIVIDENDS AND DISTRIBUTIONS......................................................................................29
PORTFOLIO TURNOVER...............................................................................................30
U.S. FEDERAL INCOME TAX CONSEQUENCES.............................................................................30
UNDERWRITING.....................................................................................................35
TERM OF THE TRUST................................................................................................36
FISCAL YEAR......................................................................................................36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................................................................36
LEGAL COUNSEL....................................................................................................36
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION....................................................36

          You should rely only on the information contained or incorporated by reference into this Prospectus. We have not, and the Underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Trust is not, and the Underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this Prospectus is accurate only as of the date of this Prospectus. The Trust's business, financial condition and results of operations may have changed since the date of this Prospectus.

          Information about the Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information also is available on the SEC's website at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Room of the SEC, 450 Fifth Street, NW, Washington D.C. 20549-0102.

                         PRIVACY PRINCIPLES OF THE TRUST

          The Trust is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how the Trust protects that information and why, in certain cases, the Trust may share information with certain other parties.

          Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information regarding its shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator for the Trust).

          The Trust restricts access to non-public personal information about its shareholders to employees of the Trust, its affiliates and its service providers with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

                               PROSPECTUS SUMMARY

                  The following provides a summary of certain information contained in this Prospectus relating to SG Principal Protected Trust and its shares and does not contain all of the information that you should consider before investing in the Trust or purchasing its shares. This information is qualified in all respects by the more detailed information included elsewhere in this Prospectus and in the Registration Statement of the Trust filed with the U.S. Securities and Exchange Commission ("SEC").

The Trust      SG Principal Protected Trust (the "Trust") is a non-diversified, closed-end management investment company organized as a statutory trust under the laws of the State of Delaware and registered with the SEC under the Investment Company Act of 1940 (the "1940
               Act"). The Trust will conduct its operations and exist for a fixed period of approximately five years. The expected termination date of the Trust will be on or about [__________, 2010] (the "Maturity Date"). In anticipation of the Maturity
               Date, the Trust will settle any outstanding obligations, liquidate its investment positions and satisfy any liabilities in order to distribute any remaining proceeds to its shareholders
               (the "Shareholders"). The Trust will then seek to deregister with the SEC as an investment company.

The Sponsor    SG Americas Securities, LLC is the Trust's sponsor (the
               "Sponsor"). The Sponsor is a registered broker dealer and member of the National Association of Securities Dealers, Inc., the New
               York Stock Exchange and the Securities Investor Protection
               Corporation.

The Offering   The Trust is offering shares of beneficial interest representing fractional undivided interests in the portfolio securities and other assets held by the Trust (the "Shares"). The Shares will be offered at an initial price of $15.00 per share (which includes a sales load of 3.0%) through a group of underwriters led by SG
               Americas Securities, LLC. An investor buying Shares during the
               Trust's initial public offering must purchase at least 400
               Shares.

               If, for any reason, the Trust is unable to purchase the components of the Portfolio (as defined below) as anticipated, the Trust will not commence investment operations and any funds tendered for the purchase of Shares will be returned to investors (including any sales load paid) without interest.


Investment     The Trust's investment objective is to preserve the proceeds the
Objective      Trust receives from this offering ("Initial Investment") until the Maturity Date, while also offering Shareholders the opportunity to participate in a portion of the increase, if any, in the value of the Standard & Poor's 500(R) Composite Stock
               Price Index (the "S&P 500(R) Index") during the life of the
               Trust. There is no guarantee that the Trust will achieve its investment objective or provide a positive return on a Shareholder's investment.

Investment     The Trust pursues its investment objective by using the net
Strategies     proceeds of the Trust's initial public offering to purchase a and Portfolio  predetermined portfolio of securities. The Sponsor will structure a portfolio for the Trust composed

Composition    of the following five components: (i) shares of the NASDAQ-100
               Trust, Series I (the "NASDAQ-100 Trust"); (ii) obligations under the sale of one or more over-the-counter ("OTC") European-style call options on the NASDAQ-100 Index(R) (the "Portfolio Calls");
               (iii) five or more OTC European-style put options on the NASDAQ-100 Index(R) (the "Portfolio Puts"); (iv) one or more OTC
               European-style call options on the S&P 500(R) Index (the "Index
               Options" and together with the Portfolio Calls and Portfolio
               Puts, the "Options"); and (v) cash (together, the "Portfolio").
               The purchase of shares of the NASDAQ-100 Trust and the negotiation of the terms of each of the Options are expected to take place virtually simultaneously. It is expected that the Portfolio will be constructed by the Sponsor and purchased by the Trust on the closing date of the Trust's initial public offering.
               Although the Sponsor will determine the identity of the counterparties to the Options (subject to the bidding process described below), and will negotiate the terms of the Options on behalf of the Trust, the Sponsor has no other discretion in selecting the investments that will comprise the Portfolio.

               It is possible that the Trust will purchase shares of the NASDAQ-100 Trust from the Sponsor or the same counterparties from which the Trust purchases the Portfolio Puts. It also is possible that one or more of the Portfolio Calls or Index Options will be sold to, or purchased from, Societe Generale, a French limited liability company (Societe Anonyme), registered in France and having the status of a bank (referred to herein as "SG Paris"). SG Paris is an affiliate of the Sponsor. A sale of Portfolio Calls to, or purchase of Index Options from, SG Paris will only take place after a competitive bidding process conducted by an independent agent under the terms of an exemptive order the Sponsor and the Trust have received from the SEC. Any sale of Portfolio Calls to, and purchase of Index Options from, SG Paris will be subject to the approval of the Trustees of the Trust, including the Independent Trustees (as defined below). See "Investment Strategy--Bidding Process."

               The Trust does not expect to change the components of the Portfolio during the life of the Trust. While the components of the Portfolio are expected to fluctuate in value over the life of the Trust, the Trust will not be actively managed and no attempt will be made by the Trust or the Sponsor to engage in transactions to attempt to increase returns or reduce losses on account of adverse market or other events. Following the Trust's purchase of the Portfolio, the Sponsor will no longer have any active role in the investment operations of the Trust. Unlike other registered closed-end investment companies, the Trust does not have an investment adviser.

               The Trust will purchase shares of the NASDAQ-100 Trust (which is described below) in the open market or from the Sponsor or Portfolio Put counterparties at their market price at the time of purchase (the "NASDAQ-100 Shares Purchase Price") in an amount approximately equal to the net proceeds the Trust will receive from the offering. At the same time, the Trust will write (sell) one or more Portfolio Calls on the NASDAQ-100 Index(R). By selling a call option, the Trust receives a premium from the purchaser of the option. This premium will be used to fund the purchase of the Portfolio Puts and Index Options. A purchaser of the Portfolio Calls will have the right to receive a payment from the Trust in the amount of any appreciation in the value of the NASDAQ-100 Index(R) over the exercise price specified in the option (subject to certain caps specified in the option). Shares of the NASDAQ-100 Trust held by the Trust will cover its exposure under the Portfolio Calls. Because the NASDAQ-100 Trust is composed of the same securities included in the NASDAQ-100 Index(R), in substantially the proportions such securities are weighted in the NASDAQ-100 Index(R), shares of the NASDAQ-100 Trust are expected to substantially replicate the price movements of the NASDAQ-100 Index(R). As a result, the Portfolio Calls will effectively commit the Trust to sell its shares of the NASDAQ-100 Trust if the Portfolio Calls are exercised in order to satisfy its obligations to the counterparties to the Portfolio Calls. The Portfolio Calls will have an exercise price set at a level approximately equal to the level that the NASDAQ-100 Index(R) is trading at the time the Portfolio Calls are purchased (the "NASDAQ-100 Index(R) Strike Price") and will expire in approximately five years (shortly before the Maturity Date). The Portfolio Calls will be European-style options, meaning that they can only be exercised on the specific expiration date set by the parties. By selling the Portfolio Calls with a strike price set at the NASDAQ-100 Index(R) Strike Price, the Trust will give up any potential price appreciation of the shares it holds in the NASDAQ-100 Trust.

               As indicated above, a portion of the premium received from the sale of the Portfolio Calls will be used to purchase the Portfolio Puts on the NASDAQ-100 Index(R). In order to limit the Trust's exposure to any one counterparty, the Portfolio Puts will be purchased on substantially the same terms from at least five different derivatives dealers, with no one dealer accounting for more than 20% of the Portfolio Puts. The Portfolio Puts will all have a strike price set at the NASDAQ-100 Index(R) Strike Price and will have an expiration date corresponding to the expiration date of the Portfolio Calls (i.e., shortly before the Maturity
               Date). The purchase of the Portfolio Puts collectively will provide the Trust with the right to receive a payment from the counterparties to the Portfolio Puts in the amount of any decline in the value of the NASDAQ-100 Index(R) below the NASDAQ-100 Index(R) Strike Price.

               Purchasing the Portfolio Puts while simultaneously selling Portfolio Calls covered by shares of the NASDAQ-100 Trust will have the effect of virtually eliminating the Portfolio's economic exposure to fluctuations in the value of the NASDAQ-100 Index(R) and fluctuations in the value of the NASDAQ-100 Trust shares (due to their substantial correlation with the NASDAQ-100 Index(R)) as of the expiration date of the Portfolio Puts and Portfolio Calls, while simultaneously protecting the Trust's principal to the extent it is invested in shares of the NASDAQ-100 Trust. In other words, if on the exercise date of the Portfolio Puts and Portfolio Calls the NASDAQ-100 Index(R) has appreciated above the NASDAQ-100 Index(R) Strike Price, the calls will likely be exercised and the Trust will sell shares of the NASDAQ-100 Trust (thus foregoing their appreciation in value) in order to settle its obligations to the Portfolio Call counterparties. Conversely, if the NASDAQ-100 Index(R) has declined in value below the NASDAQ-100 Index(R) Strike Price, the Trust will exercise the Portfolio Puts and receive an amount substantially equal to the difference between the aggregate NASDAQ-100 Shares Purchase Price and the then current value of the Trust's shares of the NASDAQ-100 Trust. The principal protection element of the Trust's strategy will be effective only as of the Maturity Date (following the expiration date of the Portfolio Puts and Portfolio Calls) and not on any other date during the life of the Trust; until the Maturity Date, the Trust's net asset value is expected to fluctuate and may decline.

               Although the purchase of the Portfolio Puts and sale of the Portfolio Calls will act to virtually eliminate the Trust's exposure to the NASDAQ-100(R) Index and NASDAQ-100 Trust, the Sponsor believes that the premium received from the sale of the Portfolio Calls will always exceed the cost of acquiring the Portfolio Puts. This excess premium (the "Net Premium") is used to provide the Trust with exposure to a portion of any increase in the value of the S&P 500(R) Index and to pay the fees of the Trust. See "Estimated Expenses."

               A portion of the Net Premium will be used to purchase the Index Options. In exchange for the option premium, the Trust will acquire the right to receive a payment from the seller of the Index Options equal to a portion of any appreciation in value of the S&P 500(R) Index over the exercise price of the Index Options (the "Index Return"). The Sponsor expects that the exercise price of the Index Options will be set at a level approximately equal to or slightly above the level that the S&P 500(R) Index is trading at the time the Index Options are purchased. As a result, the Sponsor expects that the Index Options will allow the Trust to benefit from between 60% to 100% of any increase in the S&P 500(R) Index during the life of the Trust. Because the Trust will not own any direct equity interest in the securities underlying the S&P 500(R) Index, the Trust will not be entitled to receive any dividends paid by the companies comprising S&P 500(R) Index; however, the Trust may benefit from these dividends to the extent they increase the value of the S&P 500(R) Index during the term of the Trust. In the event that the S&P 500(R) Index has not increased in value as of the Index Options' exercise date, the options will expire unexercised and the Trust will not recoup the premium paid to acquire the options. The Index Options, like the Portfolio Calls and Portfolio Puts, will be set to expire in approximately five years (shortly before the Maturity Date) at or around the expiration date of the Portfolio Puts and Portfolio Calls.

               A portion of the Net Premium will remain uninvested and held in cash in order to pay the Sponsor's Fee (as defined below). See "Estimated Expenses."

               Upon notification from the Sponsor that the Portfolio has been constructed, the Trust will purchase shares of the NASDAQ-100 Trust using the net proceeds of the offering, and will write the Portfolio Calls and purchase the Portfolio Puts and Index Options. For a more detailed description of the Trust's investment process, see "Investment Strategy - Investment Process."

               NASDAQ-100 Trust

               The NASDAQ-100 Trust is a unit investment trust consisting of the 100 largest non-financial securities listed on the National Market tier of The NASDAQ Stock Market ("NASDAQ(R)"). Listing criteria for companies listed on the NASDAQ(R) National Market Tier include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years).

               NASDAQ-100 Index(R)

               The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The NASDAQ-100 Index(R) reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

               The Trust has not been passed on by NASDAQ(R) or its affiliates as to its legality or suitability. The Trust is not issued, sponsored, endorsed, sold or promoted by NASDAQ(R), and NASDAQ(R) makes no representation regarding the advisability of investing in the Trust and makes no warranties and will bear no liabilities to its Shareholders. NASDAQ-100(R), NASDAQ-100 Trust, NASDAQ-100 Index(R) and NASDAQ(R) are trade or service marks of NASDAQ(R) and have been licensed for use by the Sponsor.

               S&P 500(R) Index

               The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks of the leading companies of the leading industries in the U.S. economy as selected by the Standard & Poor's Index Committee. As a capitalization weighted index, the S&P 500(R) Index focuses on the large-cap segment of the U.S. market. The S&P 500(R) Index, however, also covers approximately 75% of the U.S. equities market, making it a widely recognized proxy for the total U.S. markets in general. The S&P 500(R) Index is intended to provide an indication of the risk and return characteristics of U.S. equity securities on an ongoing basis. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "S&P 500(R)
               Index," "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. The foregoing marks have been licensed for use by the Sponsor. The Shares are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation, warranty, or covenant regarding the advisability of investing in the Shares.

Event of       The following events would constitute an "Event of Default": (i)
Default        the NASDAQ-100 Trust is dissolved; (ii) the writer of a Portfolio
               Put or

               Index Option becomes bankrupt or insolvent; or (iii) upon the occurrence of any other event of default provided for in the contractual agreement governing a Portfolio Put or Index Option. If an Event of Default occurs, the obligations of the sellers of the Portfolio Puts and Index Options may be accelerated to the extent set forth in the relevant option agreement and the available proceeds thereof will be distributed to the Shareholders. For example, if a counterparty to an Option became bankrupt, the value of the Option would be determined and the Trust would seek to recover this amount from the counterparty. Any proceeds received from the bankrupt counterparty would then be distributed to the Shareholders. Shareholders will then vote on whether to liquidate the Trust. If Shareholders vote to liquidate the Trust, the administrator of the Trust will settle any outstanding obligations (such as the Portfolio Calls), liquidate the Trust's assets, satisfy any liabilities of the Trust and distribute the remaining proceeds, if any, to the Shareholders. In such circumstances, you may not receive the entire amount of your initial investment.

Summary of     General. An investment in the Trust involves certain risks
Principal      and the Trust may not be able to achieve its investment objective
Risks          for a variety of reasons, including, among others, the
               possibility that a counterparty to an Option will be unable to fulfill its obligations under the Option contract. Although the Sponsor will attempt to structure the Portfolio in a manner that provides Shareholders with principal protection as of the Maturity Date, it is possible that a Shareholder could suffer a partial loss or even a complete loss of his or her investment under certain circumstances.

               Options Generally. Option contracts may be volatile and involve significant risks, including counterparty risk, liquidity risk and the risks associated with investing in index options. Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) to an option will be unable to honor its financial obligation to the Trust. (See "OTC Option and Counterparty Risk Generally" below.) Liquidity risk is the risk that certain securities, such as the Options, may be difficult or impossible to sell at the time that the Trust would like or at the price that the Trust believes the security is currently worth. Index risk refers to the risk that an option linked to the performance of an index (such as the Index Options) will be subject to the risks associated with changes in that index. That is, if the S&P 500(R) Index changes, the Trust could experience a reduction in the value of the Index Options to below what the Trust paid. See "The S&P 500(R) Index" below.

               OTC Option and Counterparty Risk Generally. OTC options are privately negotiated financial contracts that are not traded on any securities exchange. As such, OTC options involve a risk of non-performance by the counterparties to such options as a result of the insolvency of the counterparties or otherwise. The Trust's ability to meet its investment objective will depend significantly on the ability of the counterparties to the various Option transactions to meet their obligations under the contracts. By purchasing the Portfolio Puts and Index Options the Trust will acquire the right to receive a payment from the counterparties to those transactions under certain circumstances. As a result, the Trust will be exposed to the risk that the counterparties to these derivatives, for whatever reason, will become bankrupt or otherwise fail to honor their obligations. Under such circumstances, the Trust may obtain only a limited recovery of the assets to which it is entitled or may obtain no recovery. As discussed below, if a counterparty to the Portfolio Puts defaults on its obligation, Shareholders risk a loss of their principal investment. If a counterparty to an Index Option defaults on its obligation, Shareholders bear the risk that they will have either reduced exposure or no exposure to any increases in the value of the S&P 500(R) Index.

               Risk of Loss of Principal. The ability of the Trust to return the Initial Investment to Shareholders may be affected by the creditworthiness of the counterparties to the Portfolio Puts. In the event of a default by one or more counterparties to the Portfolio Puts, the Trust may not hold an amount at least equal to the Initial Investment on the Maturity Date. If a counterparty fails to perform under the Portfolio Puts, and there is no available collateral to cover the obligations of the counterparty, the Trust may be subject to losses on the shares it holds in the NASDAQ-100 Trust. Therefore, a Shareholder may lose money by investing in the Trust. A Shareholder must hold the Shares until the Maturity Date in order to receive the benefit of the Portfolio Puts. Shares sold prior to the Maturity Date will not have the benefit of the Portfolio Puts.

               Risk of Loss of Index Return. To provide the Trust with a means to participate in the positive return of the S&P 500(R) Index, if any, the Sponsor will acquire the Index Options, entitling the Trust to potentially receive a cash payment at the expiration of the Index Options. The ability of the Trust to receive the amount due under the Index Options, if any, may be affected by the creditworthiness of the counterparties to the Index Options. In the event of an early termination of the Index Options, the Trust may not receive an amount at least equal to the amount that would be due under the Index Options on the Maturity Date. If a counterparty fails to perform under the Index Options, and there is no available collateral to cover the obligations of the counterparty, the Trust may not provide any capital appreciation.

               The S&P 500(R) Index. The Trust will gain its equity exposure by means of the Index Options, which are linked to the performance of the S&P 500(R) Index. The value of the stocks comprising the S&P 500(R) Index will fluctuate based on many factors, such as market conditions, investors' perceptions of the financial conditions of the companies issuing such securities, interest rate movements, and other political and economic events. As these investments fluctuate in value, they may cause the net asset value of the Shares to increase or decrease. Although historical performance information regarding the S&P 500(R) Index is available, it is impossible to predict whether the value of the S&P 500(R) Index will fall or rise over the life of the Trust. Additionally, the policies of the Standard & Poor's Index Committee concerning additions, deletions and substitutions of the stocks underlying the S&P 500(R) Index and the manner in which this committee takes account of certain changes affecting such underlying stocks may affect the value of the S&P 500(R) Index. The policies of the Standard & Poor's Index Committee with respect to the calculation of the S&P 500(R) Index could also affect the value of the S&P 500(R) Index.

               Reduced Opportunity for Capital Appreciation. In exchange for the potential of principal protection, an investment in the Trust may offer a Shareholder less opportunity for capital appreciation than an investment by the Shareholder directly in the securities comprising the S&P 500(R) Index or a security linked to the S&P 500(R) Index. See "Investment Strategy--Index Return." Also, no assurance can be given that the returns received from the Index Options, if any, will be commensurate with the risk of an investment in the Trust. Shareholders also bear the opportunity costs of an investment in the Trust, in that other types of investments may outperform the Trust over the same period of time with similar or reduced risk.

               Illiquid Portfolio. The occurrence of an Event of Default may require the dissolution of the Trust. Under such circumstances, the Trust's administrator would supervise the liquidation of the Portfolio. Because the Options are highly customized instruments, much of the Portfolio will be illiquid and therefore may be difficult to sell in a short period of time at current value.

               No Operating History. The Trust is a newly organized, closed-end, non-diversified management investment company that has no previous operating history. Special risks apply during a fund's start-up period, including the risk of commencing operations under inopportune market or economic conditions.

               Closed-End Structure; Market Discount from Net Asset Value. Shares of closed-end investment companies that trade in a secondary market frequently trade at market prices that are lower than their net asset values. This is often referred to as "trading at a discount." This risk may be greater for investors expecting to sell their Shares in a relatively short period of time after completion of the public offering. The net asset value of the Trust's Shares will be reduced immediately following this offering by the sales load. See "Use of Proceeds." In addition, the market price of the Shares may be affected by such factors as the creditworthiness of the counterparties to the Portfolio Puts and Index Options, liquidity and market supply and demand. See "Risk Factors." As a result, the Trust is designed primarily for long-term investors.

Minimum        400 Shares ($6,000)
Investment

Special Tax    The Trust will be classified as a grantor trust for U.S. federal
Considerations income taxpurposes and not as an association (or publicly traded partnership) taxable as a corporation. For U.S. federal income tax purposes, ownership of Shares will be treated as a pro rata portion of the underlying assets and obligations of the Trust. A
               U.S. Holder (as defined herein) will be required to take into account its allocable share of income, gain, loss, deduction or other items from the Trust. See "U. S. Federal
               Income Tax Consequences."

Listing of     The Trust intends to apply to have the Shares listed on the
Shares         [________] Exchange (the "Exchange") under the ticker symbol
               ["____"]. You should be aware that the listing of the Shares on the Exchange will not necessarily ensure that a liquid trading market will be available for the Shares of the Trust.


Management     Unlike most closed-end funds, the Trust will not have an
               investment adviser, which means that there will be no outside manager or adviser to manage the Trust's portfolio. As discussed above, the Trust will not actively manage its portfolio.
               Following the Trust's purchase of the components of the Portfolio, the assets of the Trust will be held for the benefit of the Shareholders as required by the agreement that establishes the Trust.

               The business and affairs of the Trust are overseen by the Board of Trustees. The Trust's Board of Trustees has overall responsibility for monitoring and overseeing the Trust's operations. The Board of Trustees is composed of three individuals, two of whom are not "interested persons" (as that term is defined in the 1940 Act) of the Trust or the Sponsor (the "Independent Trustees").

               The Bank of New York will act as the Trust's administrator (the "Administrator"), custodian for the Trust's assets (the "Custodian") and paying agent, transfer agent and registrar for the Shares (the "Transfer Agent").

               Except as mentioned above and except for The Bank of New York's role as collateral agent under any collateral agreement with a counterparty to an Index Option, Portfolio Put or Portfolio Call, The Bank of New York has no other affiliation with, and is not engaged in any other transaction with, the Trust. See "Management of the Trust."

Dividend       It is not expected that the Trust will pay any dividends or make
Policy         any distributions prior to the dissolution of the Trust.

Fees and       Sales Load. You will incur a sales load (as a percentage of the
Expenses       offering price) of up to 3.00%. Reductions in the sales load are available for large purchases and in certain other circumstances.

               Sponsor's Fee. The Trust will deduct a fee from the Net Premium of 1.0% of the net proceeds of the offering for negotiating the terms of the Options and the structuring of the Portfolio. This fee will be deducted from the Net Premium used to purchase the Index Options and thus will reduce the amount of assets the Trust can use to gain exposure to the S&P 500(R) Index. In addition, the Trust will set aside an additional 5.0% of the net proceeds of the offering to compensate the Sponsor for covering the ongoing operating expenses of the Trust (other than the expenses of ownership of shares of the NASDAQ-100 Trust, which are paid indirectly by the Shareholders). This fee also will be deducted from the Net Premium and thus will not be included in the assets used to purchase the Index Options. The 5.0% fee will be held by the Trust in cash and paid to the Sponsor over the five-year term of the Trust (at the rate of 1% per year) to reimburse the Sponsor for its payments of the expenses incidental to the day-to-day operations of the Trust (other than the expenses of the NASDAQ-100 Trust). The Trust's expenses that are paid by the Sponsor include expenses for legal and auditing services, taxes, costs of printing and mailing proxies and shareholder reports, listing fees, if any, stock certificates and Shareholder reports, charges of the Administrator, the Custodian and the Transfer Agent, expenses of registering the Shares under federal and state securities laws, SEC fees and fees and expenses of the Trustees, accounting costs, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust. See "Estimated Expenses."

               The 1.0% initial structuring fee and the 5.0% ongoing operational fee are collectively referred to herein as the "Sponsor's Fee."

Conflicts of   As discussed above, the counterparty to the Portfolio Calls and
Interest       Index Options may be SG Paris. SG Paris is a French limited liability company (Societe Anonyme), registered in France and having the status of a bank. The Sponsor is an indirect wholly-owned subsidiary of SG Paris. Pursuant to the terms of an exemptive order issued by the SEC, if the Sponsor decides it is in the best interests of the Trust to sell Options to or purchase
               Options from SG Paris, the Sponsor will engage an independent agent to solicit competitive bids from SG Paris and at least three unaffiliated third party derivatives dealers. A separate bidding process will take place (with at least three unaffiliated third party derivatives dealers) in the case of the sale of Portfolio Calls and purchase of Index Options. The Trust will purchase Index Options from the derivatives dealer (which may be SG Paris), offering the lowest premium on the Index Options as determined by the Trust's Board of Trustees. Conversely, the Trust will sell Portfolio Calls to the derivatives dealer (which may be SG Paris) offering the highest premium on the Portfolio
               Calls as determined by the Trust's Board of Trustees. The Sponsor believes that conducting the bidding process through an independent agent, with the purchase or sale of any Option from or to SG Paris subject to approval of the Trust's Board of Trustees, alleviates potential conflicts of interests that may arise in structuring the Portfolio where an affiliate of the Sponsor serves as a counterparty to an Option.

               The Sponsor and its affiliates are collectively engaged in a broad spectrum of financial service and investment management activities around the world. The ordinary course of their investment activities, for their own accounts and the other accounts they manage, may give rise to conflicts of interest that could disadvantage the Trust. Although the Sponsor has not adopted any written policies or procedures to address investment activities that may disadvantage the Trust, the Sponsor believes the potential for conflicts of interest is limited due to the static nature of the Portfolio following its construction.

Report to      The Trust will provide all Shareholders with semi-annual
Shareholders   unaudited results and annual audited financial statements.

Fiscal Year    December 31.
End

Independent    [________]
Auditors

                            SUMMARY OF TRUST EXPENSES

          The purpose of the table and the Example below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly from your investment in the Trust. Shareholders bear both the expenses of the Trust and the expenses of the NASDAQ-100 Trust. The expenses shown in the table under "Other Expenses" and "Total Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues [10,000,000] Shares. If the Trust issues fewer Shares, all other things being equal, the expenses shown below would increase.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load (as a percentage of offering price)                                         3.00% (a)
---------------------------------------------------------------------------------- -----------------------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)*
---------------------------------------------------------------------------------- -----------------------------------
Management Fees (b)                                                                               None
---------------------------------------------------------------------------------- -----------------------------------
Other Expenses (c)
---------------------------------------------------------------------------------- -----------------------------------
         Structuring Fee (d)                                                                     1.00%
---------------------------------------------------------------------------------- -----------------------------------
         Operational Fee (d)                                                                     1.00%
---------------------------------------------------------------------------------- -----------------------------------
Total Annual Expenses (c)                                                                        [__]%
---------------------------------------------------------------------------------- -----------------------------------

* As required by SEC regulations, this table illustrates the fees and expenses of the Trust as a percentage of the Trust's net assets. Due to the specialized nature of the Trust, however, the Sponsor's Fee (comprised of the Structuring Fee and Operational Fee as discussed below) does not fluctuate with changes in the net asset value of the Trust. This fee is fixed for the life of the Trust based on the initial net proceeds the Trust receives from its initial public offering.
(a) Pursuant to an Underwriting Agreement between the Underwriters and the Trust, the Underwriters have agreed to offer the Trust's Shares for sale, if, as and when issued by the Trust. The Underwriters will receive a fee equal to 3.0% of the price of each Share sold.
(b) The Trust's Portfolio will not be actively managed; consequently, there will be no separate investment advisory fee paid by the Trust. The Sponsor will perform certain administrative services for the Trust and The Bank of New York will act as the general Administrator of the Trust. See "Management of the Trust."
(c) "Other Expenses" and "Total Annual Expenses," as shown above, are estimates based on anticipated contributions to the Trust of [$100,000,000], and include fees and other expenses that the Trust will bear directly and indirectly, including the fee paid to the Sponsor to compensate it for structuring the Portfolio and paying the Trust's operating expenses and the expenses resulting from the Trust's ownership of shares of the NASDAQ-100 Trust.
(d) The "Structuring Fee" is a one-time fee of 1.0% of the net proceeds of the offering payable to the Sponsor for structuring the Portfolio. The "Operational Fee" is an ongoing fee paid to the Sponsor to compensate it for paying the ongoing operational expenses of the Trust.

---------------------------------------------------------- ------------ ---------------- --------------- -------------
EXAMPLE                                                      1 year         3 years         5 years       10 years*
---------------------------------------------------------- ------------ ---------------- --------------- -------------
An investor would pay the following expenses on a $1,000
investment, including the maximum sales load of 3.0% and
assuming (1) annual expenses of 1% (2) the one-time
Structuring Fee of 1.0% and (3) a 5% annual return
throughout the periods.**                                     $[__]          $[__]           $[__]          $[__]
---------------------------------------------------------- ------------ ---------------- --------------- -------------

* The Trust has a term of approximately five years. Accordingly, it is not expected to be in existence for ten years.

** Notwithstanding the fact that the Example assumes a 5% annual return as required by SEC regulations, because the Sponsor's fee is based on only the initial net proceeds of the Trust, increases or decreases in the Trust's net asset value will not affect the amount paid to the Sponsor.

          The Example should not be considered a representation of future expenses or investment returns. Actual expenses and returns may be greater or less than those assumed. The Example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the Example.

                                    THE TRUST

          SG Principal Protected Trust is a non-diversified, closed end management investment company organized as a statutory trust under the laws of the State of Delaware and registered with the SEC under the Investment Company Act of 1940. The Trust was created on August 2, 2002, pursuant to a Certificate of Trust dated as of August 2, 2002, as filed with the Office of the Secretary of State of the State of Delaware on August 2, 2002, and a Declaration of Trust dated as of November 13, 2003. As of the date of this Prospectus, the Trust has no assets.

          The Trust will conduct its operations and exist for a fixed period of approximately five years. The expected termination date of the Trust will be on or about [__________, 2010] (defined as the "Maturity Date"), except that the Trust may be dissolved prior to such date under certain circumstances. See "Term of the Trust." In anticipation of the Maturity Date, the Trust will settle any outstanding obligations, liquidate its investment positions and satisfy any liabilities in order to distribute any remaining proceeds to its Shareholders. The Trust will then seek to deregister with the SEC as an investment company. It is intended that the Trust will be treated as a grantor trust for U.S. federal income tax purposes. See "U.S. Federal Income Tax Consequences." The Trust's principal office is located at 1221 Avenue of the Americas, New York, NY 10020 and its telephone number is (800) 747-2006.

                                   THE SPONSOR

          SG Americas Securities, LLC serves as the Trust's sponsor. The Sponsor will be responsible for structuring the Portfolio and will perform certain administrative services necessary for the Trust's ongoing operations. The principal business address of the Sponsor is 1221 Avenue of the Americas, New York, NY 10020. The Sponsor is a registered broker dealer and member of the National Association of Securities Dealers, Inc., the New York Stock Exchange and the Securities Investor Protection Corporation.

                                  THE OFFERING

          The Trust is offering shares of beneficial interest representing fractional undivided interests in the portfolio securities and other assets held by the Trust. The Shares will be offered at an initial price of $15.00 per share (which includes a sales load of 3.0%) through a group of underwriters lead by SG Americas Securities, LLC. An investor buying Shares in the Trust's initial public offering must purchase at least 400 Shares (at a total offering price of $6,000).

                                 USE OF PROCEEDS

          The net proceeds of the offering (after payment of the sales load) will be approximately [$________]. Under normal circumstances, the Sponsor expects that it will be able to negotiate the terms of the Options prior to the day the offering closes so that the Trust will be able to purchase shares of the NASDAQ-100 Trust and enter into the Option contracts simultaneously after closing. If the Trust is unable to purchase the components of the Portfolio at this time for any reason, no Shares will be sold in the offering and the Trust will not commence investment operations. In such an event, any funds tendered for the purchase of Shares will be returned to investors (including any sales load paid) without interest.

                              INVESTMENT OBJECTIVE

          The Trust's investment objective is to preserve the proceeds the Trust receives from this offering until the Maturity Date, while also offering Shareholders the opportunity to participate in a portion of the increase, if any, in the value of the S&P 500(R) Index during the life of the Trust. There is no guarantee that the Trust will achieve its investment objective or provide a positive return on a Shareholder's investment.

                               INVESTMENT STRATEGY

Portfolio Composition

The Trust pursues its investment objective by using the net proceeds of the Trust's initial public offering to purchase a predetermined portfolio of securities. The Sponsor will structure a Portfolio for the Trust composed of the following five components: (i) shares of the NASDAQ-100 Trust; (ii) obligations under the sale of one or more OTC European-style call options on the NASDAQ-100 Index(R) (defined as the "Portfolio Calls"); (iii) five or more OTC European-style put options on the NASDAQ-100 Index(R) (defined as the "Portfolio Puts"); (iv) one or more OTC European-style call options on the S&P 500(R) Index (defined as the "Index Options" and together with the Portfolio Calls and the Portfolio Puts, the "Options"); and (v) cash. The purchase of shares of the NASDAQ-100 Trust and the negotiation of the terms of each of the Options are expected to take place virtually simultaneously. It is expected that the Portfolio will be constructed by the Sponsor and purchased by the Trust on the closing date of the Trust's initial public offering. Although the Sponsor will determine the identity of the counterparties to the Options (subject to the bidding process described below), and will negotiate the terms of the Options on behalf of the Trust, the Sponsor has no other discretion in selecting the investments that will comprise the Portfolio.

          It is possible that the Trust will purchase shares of the NASDAQ-100 Trust from the Sponsor or the same counterparties from which the Trust purchases the Portfolio Puts. It is also possible that one or more of the Portfolio Calls or Index Options will be sold told to, or purchased from, SG Paris. SG Paris is an affiliate of the Sponsor. A sale of Portfolio Calls to, or purchase of Index Options from, SG Paris will only take place after a competitive bidding process conducted by an independent agent under the terms of an exemptive order the Sponsor and the Trust have received from the SEC. Any sale of Portfolio Calls to, and purchase of Index Options from, SG Paris will be subject to the approval of the Trustees of the Trust, including the Independent Trustees. See "Bidding Process" below.

          The Trust does not expect to change the components of the Portfolio during the life of the Trust. While the components of the Portfolio are expected to fluctuate in value over the life of the Trust, the Trust will not be actively managed and no attempt will be made by the Trust or the Sponsor to engage in transactions to attempt to increase returns or reduce losses on account of adverse market or other events. Following the Trust's purchase of the Portfolio, the Sponsor will no longer have any active role in the investment operations of the Trust. Unlike other registered closed-end investment companies, the Trust does not have an investment adviser.

Investment Process

          The NASDAQ-100 Trust. The Trust will purchase shares of the NASDAQ-100 Trust in the open market or from the Sponsor or Portfolio Put counterparties at their market price at the time of purchase (defined as the "NASDAQ-100 Shares Purchase Price"). The NASDAQ-100 Trust is a unit investment trust consisting of the 100 largest non-financial securities listed on the National Market tier of The NASDAQ Stock Market ("NASDAQ"). The NASDAQ-100 Trust is a pooled investment vehicle designed to correspond generally to the performance, before fees and expenses, of the NASDAQ-100 Index(R). The Trust, as a shareholder of the NASDAQ-100 Trust, will bear a portion of the cost of its fees and expenses. As a result, Shareholders will pay, indirectly, a portion of the expenses of the NASDAQ-100 Trust.

          The Trust will purchase shares of the NASDAQ-100 Trust in an amount approximately equal to the net proceeds the Trust will receive from the offering. The purchase of shares of the NASDAQ-100 Trust, however, is not intended to provide Shareholders with any exposure to the performance of the NASDAQ-100 Index(R). Rather, the Trust will hold shares of the NASDAQ-100 Trust as a base asset used to cover its exposure under the Portfolio Calls. Because the NASDAQ-100 Trust is composed of the same securities included in the NASDAQ-100 Index(R), in substantially the proportions such securities are weighted in the NASDAQ-100 Index(R), shares of the NASDAQ-100 Trust are expected to substantially replicate the price movements of the NASDAQ-100 Index(R). In order to eliminate any exposure the Trust may have under the Portfolio Calls not covered by the shares it holds in the NASDAQ-100 Trust, the Portfolio Calls will have imbedded limitations that cap the Trust's exposure under the Portfolio Calls at an amount equal to the price appreciation of the NASDAQ-100 Trust.

          The Portfolio Calls. Concurrently with the Trust's purchase of the shares of the NASDAQ-100 Trust, the Trust will write (sell) the Portfolio Calls. The Portfolio Calls will consist of OTC call options on the NASDAQ-100 Index(R). The Portfolio Calls will have an exercise price set at the NASDAQ-100 Index(R) Strike Price and will expire in approximately five years (shortly before the Maturity Date). The Portfolio Calls will be European-style options, meaning that they can only be exercised on the specific expiration date set by the parties. By selling a call option, the Trust receives a premium from the purchaser of the option. This premium will be used to fund the purchase of the Portfolio Puts and Index Options. A purchaser of the Portfolio Calls will have the right to receive a payment from the Trust in the amount of any appreciation in the value of the NASDAQ-100 Index(R) over the NASDAQ-100 Index(R) Strike Price (subject to the caps specified in the option). The Portfolio Calls will thus effectively commit the Trust to sell an amount of NASDAQ-100 Trust shares equal in value to its obligations to the counterparties to the Portfolio Calls, if the Portfolio Calls are exercised, in order to satisfy such obligations. The remaining shares of the NASDAQ-100 Trust held by the Trust are intended to return the Initial Investment to Shareholders at maturity. As a result of selling the Portfolio Calls with a strike price set at the NASDAQ-100 Index(R) Strike Price, the Trust will effectively give up any potential price appreciation of the shares it holds in the NASDAQ-100 Trust.

          The Portfolio Puts. At the same time the Sponsor is soliciting bids from potential purchasers of the Portfolio Calls, it also will solicit bids for the Trust to purchase the Portfolio Puts. The purchase of the Portfolio Puts will be funded by a portion of the premium received from the sale of the Portfolio Calls. The Portfolio Puts will consist of OTC European-style put options on the NASDAQ-100 Index(R). The Portfolio Puts will have a strike price set at the NASDAQ-100 Index(R) Strike Price and will have an expiration date corresponding to the expiration date of the Portfolio Calls (i.e., shortly before the Maturity Date). The purchase of the Portfolio Puts collectively will provide the Trust with the right to receive a payment from the counterparties to the Portfolio Puts in the amount of any decline in the value of the NASDAQ-100 Index(R) below the NASDAQ-100 Index(R) Strike Price. The Portfolio Puts are intended to provide the Trust's principal protection.

          In order to limit the Trust's exposure to any one counterparty to the Portfolio Puts, the Trust will purchase the Portfolio Puts on substantially the same terms from at least five different derivatives dealers, with no one dealer accounting for more than 20% of the Portfolio Puts. If the seller of one or more of the Portfolio Puts becomes insolvent or defaults, however, the Trust may be unable to return the Initial Investment on the Maturity Date. The Trust will attempt to minimize the possibility of default by purchasing Portfolio Puts only from counterparties with a credit rating of A+ or better from

Standard & Poor's(R) or A1 or better from Moody's Investors Service, Inc ("Moody's"). In addition, counterparties will be required to post collateral to secure their obligations upon the occurrence of certain events (e.g., a downgrade in the counterparty's credit rating to BBB+/Baa+ or below). Conversely, the Trust may be required to post its shares of the NASDAQ-100 Trust as collateral under the Portfolio Calls.

          Purchasing the Portfolio Puts while simultaneously selling Portfolio Calls covered by shares of the NASDAQ-100 Trust will have the effect of virtually eliminating the Portfolio's economic exposure to fluctuations in the value of the NASDAQ-100 Index(R) and fluctuations in the value of the NASDAQ-100 Trust shares (due to their substantial correlation with the NASDAQ-100 Index(R)) as of the expiration date of the Portfolio Puts and Portfolio Calls, while simultaneously protecting the Trust's principal to the extent it is invested in shares of the NASDAQ-100 Trust. In other words, if on the exercise date of the Portfolio Puts and Portfolio Calls the NASDAQ-100 Index(R) has appreciated above the NASDAQ-100 Index(R) Strike Price, the calls will likely be exercised and the Trust will sell shares of the NASDAQ-100 Trust (thus foregoing their appreciation in value) in order to settle its obligations to the Portfolio Call counterparties. Conversely, if the NASDAQ-100 Index(R) has declined in value below the NASDAQ-100 Index(R) Strike Price, the Trust will exercise the Portfolio Puts and receive an amount substantially equal to the difference between the aggregate NASDAQ-100 Shares Purchase Price and the then current value of the Trust's shares of the NASDAQ-100 Trust. The principal protection element of the Trust's strategy will be effective only as of the Maturity Date (following the expiration date of the Portfolio Puts and Portfolio Calls) and not on any other date during the life of the Trust; until the Maturity Date, the Trust's net asset value is expected to fluctuate and may decline.

          Although the purchase of the Portfolio Puts and sale of Portfolio Calls will act to virtually eliminate the Trust's exposure to the NASDAQ-100(R) Index and NASDAQ-100 Trust, the Sponsor believes that the premium received from the sale of the Portfolio Calls will always exceed the cost of acquiring the Portfolio Puts. This excess premium (defined as the "Net Premium") is used to provide the Trust with exposure to a portion of any increase in the value of the S&P 500(R) Index and to pay the fees of the Trust.

          The Index Options. A portion of the Net Premium will be used to purchase the Index Options. In exchange for the option premium, the Trust will acquire the right to receive a payment from the seller of an Index Option equal to a portion of any appreciation in value of the S&P 500(R) Index over the exercise price of the Index Option. The Sponsor expects that the exercise price of the Index Options will be set at a level approximately equal to or slightly above the level that the S&P 500(R) Index is trading at the time the Index Options are purchased. As a result, the Sponsor expects that the Index Options will allow the Trust to benefit from between 60% to 100% of any increase in the S&P 500(R) Index. Because the Trust will not own any direct equity interest in the securities underlying the S&P 500(R) Index, the Trust will not be entitled to receive any dividends paid by the companies comprising S&P 500(R) Index; however, the Trust may benefit from these dividends to the extent they increase the value of the S&P 500(R) Index during the term of the Trust. In the event that the S&P 500(R) Index has not increased in value as of the Index Options' exercise date, the options will expire unexercised and the Trust will not recoup the premium paid to acquire the options. The Index Options, like the Portfolio Calls and Portfolio Puts, will be set to expire in approximately five years (shortly before the Maturity Date) at or around the expiration date of the Portfolio Puts and Portfolio Calls. The Index Options will provide the Index Return described below.

          Cash. A portion of the Net Premium will remain uninvested and held in cash in order to pay the Sponsor's Fee (as defined below). The Trust will deduct a fee from the Net Premium of 1.0% of the net proceeds of the offering to compensate the Sponsor for negotiating the terms of the Options and the structuring of the Portfolio. This fee will be deducted from the Net Premium used to purchase the Index Options and thus will reduce the amount of assets the Trust can use to gain exposure to the S&P

500(R) Index. In addition, the Trust will set aside an additional 5.0% of the net proceeds of the offering to compensate the Sponsor for covering the ongoing operating expenses of the Trust. This fee also will be deducted from the Net Premium and thus will not be included in the assets used to purchase the Index Options. The 5.0% fee will be held by the Trust in cash and paid to the Sponsor over the five-year term of the Trust (at the rate of 1% per year) to reimburse the Sponsor for its payments of the expenses incidental to the day-to-day operations of the Trust (other than the expenses of ownership of shares of the NASDAQ-100 Trust, which are paid indirectly by the Shareholders). See "Estimated Expenses."

          The 1.0% initial structuring fee and the 5.0% ongoing operational fee are collectively referred to herein as the "Sponsor's Fee."

          Upon notification from the Sponsor that the Portfolio has been constructed, the Trust will purchase shares of the NASDAQ-100 Trust using the net proceeds of the offering, and will write the Portfolio Calls and purchase the Portfolio Puts and Index Options. As discussed above, the Trust will hold the Portfolio for the benefit of the Shareholders and not engage in any active investment management. As a result, the Portfolio will be a fixed portfolio that the Trust will hold until the Maturity Date (unless there is an Event of Default, as described below). In this way, the Trust is similar to a unit investment trust.

Bidding Process

          As discussed above, if the Sponsor believes it will be in the best interests of the Trust, the Sponsor may sell Portfolio Calls to, and purchase Index Options from, SG Paris. Pursuant to the terms of an exemptive order issued by the SEC, the Sponsor will engage an independent agent to solicit competitive bids from SG Paris and at least three unaffiliated third party derivatives dealers for both the Portfolio Calls and the Index Options. In soliciting bids, the independent agent will provide each prospective bidder with, among other things, a draft of the Trust's prospectus and the proposed terms of the Options for which bids are solicited. No bidder, including SG Paris, will have access to any bids until after the respective Options have been entered into. The Sponsor will not purchase an Index Option from, or sell a Portfolio Call to, SG Paris unless at least two bona fide bids have been received for the Option from unaffiliated third-party derivatives dealers. The Board of Trustees will represent the Trust in any negotiations relating to an Option purchased from or sold to SG Paris. The purchase or sale of an Option from or to SG Paris will be subject to the approval of the Board of Trustees, including the approval of a majority of the Independent Trustees. The Sponsor will purchase Index Options from the derivatives dealer (which may be SG Paris) offering the lowest premium on the Options as determined by the Trust's Board of Trustees, and will sell Portfolio Calls to the derivatives dealer (which may be SG Paris) offering the highest premium on the Portfolio Calls as determined by the Trust's Board of Trustees.

Events of Default

          The following events would constitute an "Event of Default": (i) the NASDAQ-100 Trust is dissolved; (ii) the writer of a Portfolio Put or Index Option becomes bankrupt or insolvent; or (iii) upon the occurrence of any other event of default provided for in the contractual agreement governing a Portfolio Put or Index Option.

          If an Event of Default occurs, the obligations of the counterparty to the Portfolio Puts and Index Options may be accelerated to the extent set forth in the relevant option agreement and the available proceeds thereof will be distributed to the Shareholders. For example, if a counterparty to an Option became bankrupt, the value of the Option would be determined and the Trust would seek to recover this amount from the counterparty. Any proceeds received from the bankrupt counterparty would then be distributed to the Shareholders. Shareholders will then vote on whether to liquidate the Trust. If

Shareholders vote to liquidate the Trust, then The Bank of New York, the Administrator of the Trust, will settle any outstanding obligations (such as the Portfolio Calls), liquidate the Trust's assets, satisfy any liabilities of the Trust and distribute the remaining proceeds, if any, to the Shareholders. In such circumstances, you may not receive the entire amount of your initial investment.

Index Return

          The potential for capital appreciation of the Shares is dependent upon the performance of the Index Options. The return provided by the Index Options (the "Index Return") is dependent upon, among other things, the degree of exposure to the S&P 500(R) Index the Sponsor can purchase with the Net Premium. As discussed above, the Net Premium will be reduced by the Sponsor's Fee. It is currently expected that the Index Options will allow the Trust to benefit from between 60% to 100% of any increase in the S&P 500(R) Index during the life of the Trust. In the event that the S&P 500(R) Index has not increased in value as of the Index Options exercise date, the options will expire unexercised and the Trust will not recoup the premium paid to acquire the options.

The S&P 500(R) Index

          All disclosures contained in this Prospectus regarding the S&P 500(R) Index, including its make-up, method of calculation and changes in its components (as well as comparisons of the volatility of the S&P 500(R) Index to that of other securities indices), are derived from publicly available information prepared by Standard & Poor's ("S&P"). Neither the Trust, SG Paris, the Sponsor nor any other party takes any responsibility for the accuracy or completeness of such information.

          S&P publishes the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index and is intended to provide an indication of the pattern of common stock price movements in the United States. The S&P 500(R) Index is composed of 500 common stocks that are selected by S&P. Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500(R) Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Each stock in the S&P 500(R) Index is weighted by its total market value relative to the total market value of all securities in the S&P 500(R) Index. The S&P 500(R) Index may include U.S. dollar denominated foreign securities.

          The Shares are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the holders of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P's only relationship to SG Paris, the Sponsor and the Trust (other than transactions entered into in the ordinary course of business) is the licensing of certain service marks and trade names of S&P and of the S&P 500(R) Index which is determined, composed and calculated by S&P without regard to SG Paris, the Sponsor or the Trust. S&P has no obligation to take the needs of SG Paris, the Sponsor or the Trust or the holders of the Shares into consideration in determining, composing or calculating the S&P 500(R) Index. S&P is not responsible for and has not participated in the determination of the timing of the sale of the Shares, prices at which the Shares are to initially be sold or quantities of the Shares to be issued. S&P has no obligation or liability in connection with the administration, marketing or trading of the Shares.

          S&P does not guarantee the accuracy and/or the completeness of the S&P 500(R), or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by SG Paris, holders of the Shares or any other person or entity from the use of the S&P 500(R) or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

          "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "S&P 500(R) Index,"
"Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. The foregoing marks have been licensed for use by the Sponsor. The Shares are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation, warranty, or covenants regarding the advisability of investing in the Shares.

The NASDAQ-100 Trust and NASDAQ-100 Index(R)

          The NASDAQ-100 Trust is a unit investment trust consisting of the 100 largest non-financial securities listed on the National Market tier of The NASDAQ Stock Market ("NASDAQ"). Listing criteria for companies listed on the NASDAQ National Market Tier include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years). The NASDAQ-100 Trust is a pooled investment vehicle designed to correspond generally to the performance, before fees and expenses, of the NASDAQ-100 Index.(R) The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The NASDAQ-100 Index(R) reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

          The Trust is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc., or its affiliates (NASDAQ, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Trust. The Corporations make no representation or warranty, express or implied, to the Shareholders of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Trust or the Sponsor is in the licensing of the NASDAQ-100(R), NASDAQ-100 Trust, NASDAQ-100 Index(R), and NASDAQ(R) trademarks or service marks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by NASDAQ without regard to the Trust or the Sponsor. NASDAQ has no obligation to take the needs of the Sponsor, the Trust or the Shareholders into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the timing of the issuance, pricing of or sale of the Shares. The Corporations have no liability in connection with the administration, marketing or trading of the Shares.

          The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by the Sponsor, the Trust, the Shareholders, or any other person or entity from the use of the NASDAQ-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

                                  RISK FACTORS

          An investment in the Shares may be speculative in that it involves risk and should not constitute a complete investment program. Certain risks of investing in the Trust are described below. Other risks of investing in the Trust are discussed in the Trust's Statement of Additional Information (the "SAI"). Information on how you can obtain a copy of the Trust's SAI is on the inside back cover of this Prospectus.

Principal Risks
---------------

General

          An investment in the Trust involves certain risks and the Trust may not be able to achieve its investment objective for a variety of reasons, including, among others, the possibility that a counterparty to an Option will be unable to fulfill its obligations under the Option contract. Although the Sponsor will attempt to structure the Portfolio in a manner that provides Shareholders with principal protection as of the Maturity Date, it is possible that a Shareholder could suffer a partial loss or even a complete loss of his or her investment under certain circumstances.

Options Generally

          Option contracts may be volatile and involve significant risks, including counterparty risk, liquidity risk and the risks associated with investing in index options. Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) to an option will be unable to honor its financial obligation to the Trust. (See "General Risks of OTC Option and Counterparties" below.) Liquidity risk is the risk that certain securities, such as the Options, may be difficult or impossible to sell at the time that the Trust would like or at the price that the Trust believes the security is currently worth. Index risk refers to the risk that an option linked to the performance of an index (such as the Index Options) will be subject to the risks associated with changes in that index. That is, if the S&P 500(R) Index changes, the Trust could experience a reduction in the value of the Index Options to below what the Trust paid. See "Risks Relating to the S&P 500(R) Index" below.

General Risks of OTC Options and Counterparties

          OTC Options. Options contracts on securities or securities indices may be listed and traded on a securities exchange or entered into in private transactions. Privately negotiated securities or financial contracts, such as the Options, that are not traded on an organized exchange are known as "over-the-counter" or OTC options. OTC options differ from exchange traded financial contracts such as listed options in several respects. Generally, exchange traded options have standardized terms and the performance of the parties' obligations in connection with the Options is guaranteed by the securities exchange upon which they are listed or a related clearing agent. OTC options, however, are transacted directly with financial institutions or other counterparties and not through a clearing corporation. As a result, OTC options involve a risk of non-performance by the counterparties for such options in the event of the insolvency of the counterparties or otherwise.

          Counterparty Credit Risk for OTC Options. The Trust's ability to meet its investment objective will depend significantly on the ability of the counterparties to the various Option transactions to meet their obligations under the contracts. By purchasing the Portfolio Puts and Index Options the Trust will acquire the right to receive a payment from the counterparties to those transactions under certain circumstances. As a result, the Trust will be exposed to the risk that the counterparties to these derivatives, for whatever reason, will become bankrupt or otherwise fail to honor their obligations. Under such circumstances, the Trust may obtain only a limited recovery of the assets to which it is entitled or may obtain no recovery. As discussed below, if a counterparty to the Portfolio Puts defaults on its obligation, Shareholders risk a loss of their principal investment. If the counterparty to an Index Option defaults on its obligation, Shareholders bear the risk that they will have either reduced exposure or no exposure to any increases in the value of the S&P(R) 500 Index.

          The Sponsor proposes to enter into the various Options transactions with counterparties that are rated A1 or better by Moody's and A+ or better by S&P as of the date of this Prospectus. Moody's rating criteria notes that counterparties rated A1 posses many favorable attributes and are to be considered as upper medium grade. The modifier "1", notes Moody's, indicates a rank in the higher end of its generic rating category. S&P states that it assigns an A rating to obligors that are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions then those in higher-rated categories, but the obligor's capacity to meet its financial commitment is still strong. S&P says that the modifier "+" notes a higher standing within a particular ratings category.

Risk of Loss of Principal

          To provide the Trust with a means to return the Initial Investment on or about the Maturity Date, the Trust will acquire the Portfolio Puts. The Portfolio Puts will entitle the Trust to receive cash proceeds equal to the amount of any decline in the value of the NASDAQ-100 Index(R) below the NASDAQ-100 Index(R) Strike Price (which will substantially correspond to any decline in the value of the NASDAQ-100 Trust shares below the NASDAQ-100 Trust Purchase price). The ability of the Trust to return the Initial Investment to Shareholders may be affected by the creditworthiness of the counterparties to the Portfolio Puts. In the event of early termination of the Portfolio Puts, the Trust may not receive an amount at least equal to the Initial Investment on the Maturity Date.

          If one or more counterparties fails to perform under the Portfolio Puts, and there is no available collateral to cover the obligations of the counterparty, the Trust may be subject to losses on the shares it holds in the NASDAQ-100 Trust. Therefore, a Shareholder may lose money by investing in the Trust. A Shareholder must hold the Shares until the Maturity Date in order to receive the benefit of the Portfolio Puts. Shares sold prior to the Maturity Date will not have the benefit of the Portfolio Puts.

Risk of Loss of Index Return

          To provide the Trust with a means to participate in the positive return of the S&P 500(R) Index, if any, the Sponsor will acquire the Index Options, entitling the Trust to potentially receive a cash payment at the expiration of the Index Options. The ability of the Trust to receive the amount due under the Index Options, if any, may be affected by the creditworthiness of the counterparties to the Index Options. In the event of an early termination of the Index Options, the Trust may not receive an amount at least equal to the amount that would be due under the Index Options on the Maturity Date. If a counterparty fails to perform under the Index Options, and there is no available collateral to cover the obligations of the counterparty, the Trust may not provide an Index Return.

Investors May Realize No Return on Their Investment or a Return That Does Not Reflect the Full Performance of the S&P 500(R) Index over the Term of the Trust

          Although the Trust is designed to hold, at a minimum, the Initial Investment at the Maturity Date, there can be no assurance that a Shareholder will receive any Index Return. The Index Return is based on changes in the value of the S&P 500(R) Index, which fluctuates dramatically at times. The value of the stocks comprising the S&P 500(R) Index will fluctuate based on many factors, such as market conditions, investors' perceptions of the financial conditions of the companies issuing such securities, interest rate movements, and other political and economic events. As these investments fluctuate in value, they may cause the net asset value of the Shares to increase or decrease.

Risks Relating to the S&P 500(R) Index

          The Index Return with respect to the Shares is subject to the risks of any investment in a broadly-based portfolio of common stocks, including the risk that the general level of stock prices may decline. The following is a list of some of the significant risks associated with the S&P 500(R) Index:

     o The historical performance of the S&P 500(R) Index does not indicate the future performance of the S&P 500(R) Index. It is impossible to predict whether the value of the S&P 500(R) Index will fall or rise over the life of the Trust;

     o Trading prices of the stocks underlying the S&P 500(R) Index will be influenced by political, economic, financial, market and other factors and will fluctuate in value. At times the stocks comprising the S&P 500(R) Index may decline in value sharply and unpredictably. It is impossible to predict what effect these factors will have on the value of the S&P 500(R) Index over the life of the Trust; and

     o The policies of S&P concerning additions, deletions and substitutions of the stocks underlying the S&P 500(R) Index and the manner in which S&P takes account of certain changes affecting such underlying stocks may affect the value of the S&P 500(R) Index. The policies of S&P with respect to the calculation of the S&P 500(R) Index could also affect the value of the S&P 500(R) Index.

Reduced Opportunity for Capital Appreciation.

          In exchange for the potential of principal protection, an investment in the Trust may offer a Shareholder less opportunity for capital appreciation than an investment by the Shareholder directly in the securities comprising the S&P 500(R) Index or a security linked to the S&P 500(R) Index. Also, no assurance can be given that the returns received from the Index Options, if any, will be commensurate with the risk of an investment in the Trust. Shareholders also bear the opportunity costs of an investment in the Trust, in that other types of investments may outperform the Trust over the same period of time with similar or reduced risk. The terms of the Shares are different from those of ordinary equity securities, in that the value of the Shares is not directly based on the performance of the markets or of the issuer of the securities in which the Trust invests.

Illiquid Portfolio

          The occurrence of an Event of Default may require the dissolution of the Trust. Under such circumstances, the Trust's Administrator would supervise the liquidation of the Portfolio. Because the Options are highly customized instruments, much of the Portfolio will be illiquid and therefore may be difficult to sell in a short period of time at current value.

No Operating History

          The Trust is a newly organized, closed-end, non-diversified management investment company that has no previous operating history. Special risks apply during a fund's start-up period, including the risk of commencing operations under inopportune market or economic conditions.

Closed-End Structure; Market Discount from Net Asset Value

          Shares of closed-end investment companies that trade in a secondary market frequently trade at market prices that are lower than their net asset values. This is often referred to as "trading at a discount." This risk may be greater for investors expecting to sell their Shares in a relatively short period of time after completion of the public offering because, for those investors, realization of a gain or loss on their investment in the Shares is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The net asset value of the Trust's Shares will be reduced immediately following this offering by the sales load. See "Use of Proceeds." In addition, the market price of the Shares may be affected by such factors as the creditworthiness of the counterparties to the Portfolio Puts and Index Options, liquidity and market supply and demand. As a result, the Trust is designed primarily for long-term investors. Unlike an open-end investment company (i.e., mutual fund), Shareholders cannot redeem their Shares for their net asset value.

Other Risks
-----------

No Active Portfolio Management

          The Trust does not have an investment adviser. In addition, the Trust has a fundamental policy that it will not hold securities other than the components of the Portfolio (and U.S. Government securities or property it receives from the counterparties to the Options). Furthermore, the Trust has a fundamental policy that the Portfolio may not be sold (other than exercising or settling the Options at their maturity) before the Maturity Date unless an Event of Default occurs. Neither of these policies may be changed without a vote of the Shareholders. As a result, absent an Event of Default, the Trust will continue to hold the Portfolio despite any discount or premium applicable to the Shares on the secondary market, or any increase or decrease in the market price of the Shares. The Trust will not be able to respond to changing market conditions. The Trust will not be managed like a typical closed-end investment company.

Federal Income Tax Consequences

          U.S. Holders (as defined herein) may experience a taxable event if an Event of Default occurs or the NASDAQ-100 Trust is dissolved, and a portion of the Portfolio is liquidated. Accordingly, prospective investors in the Shares should consult their own tax advisors in this regard. U.S. Holders should also consult their own tax advisors concerning the proper treatment of their pro rata portion of the Trust's fees and expenses, and the application of U.S. federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the Shares arising under the laws of any other taxing jurisdiction. The U.S. federal income tax consequences of investing in the Shares are described in greater detail under "U.S. Federal Income Tax Consequences."

Marketability of the Shares; Absence of Trading History

          The Shares are a new issue of securities and, accordingly, have no established trading market. There can be no assurance that a trading market will develop or, if a secondary market does develop, that it will provide the Shareholders with liquidity or that it will continue for the life of the Trust. The Trust intends to apply to have the Shares listed on the [________] Exchange (the "Exchange"). There can be no assurance that the Shares will be approved for listing on the Exchange or that they will not later be delisted or that trading in the Shares on the Exchange will not be suspended. As indicated above, the principal protection feature of the Trust only applies as of the Maturity Date. As a result, a Shareholder who sells Shares prior to the Maturity Date may not benefit from this feature.

          In the event of a delisting or suspension of trading on the Exchange, the Trust will apply for listing the Shares on another national securities exchange or for quotation on another trading market. If the Shares are not listed or traded on any securities exchange or trading market, or if trading of the Shares is suspended, pricing information for the Shares may be more difficult to obtain, and the price and liquidity of the Shares may be adversely affected. For example, if the secondary market for the Shares is limited, there may be fewer buyers when an investor decides to sell its Shares prior to maturity, affecting the price such an investor will receive.

No Shareholder Rights in Underlying Securities

          Shareholders will not be entitled to any rights with respect to the NASDAQ-100 Trust or any issuer represented in the S&P(R) 500 Index or the Options.

                                LISTING OF SHARES

          The Trust intends to apply to have the Shares listed on the [________] (previously defined as the "Exchange") under the ticker symbol ["____"]. You should be aware that the listing of the Shares on the Exchange will not necessarily ensure that a liquid trading market will be available for the Shares of the Trust.

                             MANAGEMENT OF THE TRUST

Portfolio Management

          Unlike most closed-end funds, the Trust will not have an investment adviser, which means that there will be no outside manager or adviser to manage the Trust's portfolio. As discussed above, the Trust will not actively manage its Portfolio. The Sponsor will be responsible for structuring the Portfolio initially and will perform certain administrative services necessary for the Trust's ongoing operations under the overall supervision of the Board of Trustees. The Sponsor will pay all expenses incurred in the operation of the Trust (other than the expenses associated with the Trust's ownership of shares of the NASDAQ-100 Trust). See "Estimated Expenses" below.

          Following the Trust's purchase of the components of the Portfolio. The assets of the Trust will be held for the benefit of the Shareholders as required by the agreement that establishes the Trust. The business and affairs of the Trust are overseen by the Board of Trustees, which has overall responsibility for monitoring and overseeing the Trust's operations and performs the various duties imposed on the trustees of investment companies by the 1940 Act and applicable Delaware law. The Board of Trustees is composed of three individuals, two of whom are not "interested persons" (as that term is defined in the 1940
Act) of the Trust or the Sponsor (defined as the "Independent Trustees"). The Trust's Board of Trustees will authorize the purchase of the components of the Portfolio as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Portfolio may not be disposed of during the term of the Trust (other than the exercise or settlement of the Options at their maturity) (unless an Event of Default or another event that would trigger the early termination of the Trust occurs) prior to the Maturity Date.

          In addition to its duties under state law and the 1940 Act, the Board of Trustees is charged with additional responsibilities if SG Paris is chosen by the Sponsor to serve as a counterparty to an Option. If the Sponsor decides it is in the best interests of the Trust to sell Options to or purchase Options from SG Paris, such purchase or sale will be subject to approval by the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees will represent the Trust in any negotiations in relation to an Option where SG Paris serves as the counterparty to the Option. In determining whether having SG Paris as the counterparty to an Option is in the best interests of the Trust, the Trustees will determine, as the case may be, that the bid price on a Portfolio Call will maximize the Net Premium and/or that the offer price on an Index Option will maximize the return to the Trust. In addition, the Trustees must determine, among other things, that the terms of any Option where SG Paris is the counterparty are reasonable and fair and do not involve overreaching on the part of SG Paris. The Board of Trustees is also responsible for evaluating any default on an Option, including making any necessary determinations as to amounts due to the Trust under the defaulted Option contract.

Administration, Custodial and Transfer Agency Arrangements

          The Trust's day-to-day affairs will be managed by The Bank of New York, as Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties regarding the Trust to the Administrator. A description of the duties delegated to the Administrator can be found in the SAI. The principal business address of The Bank of New York is [_______________________]. The Trust's assets will be held by The Bank of New York as the Trust's custodian under a Custodian Agreement. The Bank of New York also serves as the paying agent, transfer agent and registrar for the Shares pursuant to a Transfer Agency Agreement. Except for its roles as Administrator, Custodian and Transfer Agent of the Trust and collateral agent under any collateral agreement with a counterparty to an Index Option, Portfolio Put or Portfolio Call, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

                              CONFLICTS OF INTEREST

          As discussed above, the counterparty to the Portfolio Calls and Index Options may be SG Paris. SG Paris is a French limited liability company (Societe Anonyme), registered in France and having the status of a bank. The Sponsor is an indirect wholly-owned subsidiary of SG Paris. Pursuant to the terms of an exemptive order issued by the SEC, if the Sponsor decides it is in the best interests of the Trust to sell Options to or purchase Options from SG Paris, the Sponsor will engage an independent agent to solicit competitive bids from SG Paris and at least three unaffiliated third party derivatives dealers. A separate bidding process will take place (with at least three unaffiliated third party derivatives dealers) in the case of the sale of Portfolio Calls and purchase of Index Options. The Trust will purchase Index Options from the derivatives dealer (which may be SG Paris), offering the lowest premium on the Index Options as determined by the Trust's Board of Trustees. Conversely, the Trust will sell Portfolio Calls to the derivatives dealer (which may be SG Paris) offering the highest premium on the Portfolio Calls as determined by the Trust's Board of Trustees. The Sponsor believes that conducting the bidding process through an independent agent, with the purchase or sale of any Option from or to SG Paris subject to approval of the Trust's Board of Trustees, alleviates potential conflicts of interests that may arise in structuring the Portfolio where an affiliate of the Sponsor serves as a counterparty to an Option.

          The Sponsor and its affiliates are collectively engaged in a broad spectrum of financial service and investment management activities around the world. The ordinary course of their investment activities, for their own accounts and the other accounts they manage, may give rise to conflicts of interest that could disadvantage the Trust. Although the Sponsor has not adopted any written policies or procedures to address investment activities that may disadvantage the Trust, the Sponsor believes the potential for conflicts of interest is limited due to the static nature of the Portfolio following its construction.

                               ESTIMATED EXPENSES

          The Trust will deduct a fee from the Net Premium of 1.0% of the net proceeds of the offering to compensate the Sponsor for negotiating the terms of the Options and the structuring of the Portfolio. In addition, the Trust will set aside an additional 5.0% of the net proceeds of the offering to compensate the Sponsor for covering the ongoing operating expenses of the Trust. This fee also will be deducted from the Net Premium. The 5.0% fee will be held by the Trust in cash and paid to the Sponsor over the five-year term of the Trust (at the rate of 1% per year) to reimburse the Sponsor for its payment of the expenses incidental to the day-to-day operations of the Trust (other than the expenses of the NASDAQ-100 Trust). The Trust's expenses that are paid by the Sponsor include expenses for legal and auditing services, taxes, costs of printing and mailing proxies and shareholder reports, listing fees, if any, stock certificates and Shareholder reports, charges of the Administrator, the Custodian and the Transfer Agent, expenses of registering the Shares under federal and state securities laws, SEC fees and fees and expenses of the Trustees, accounting costs, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust.

          The amount payable by the Trust to the Sponsor to cover the Trust's anticipated expenses was determined based on expense estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. It is possible, however, that the actual operating expenses of the Trust will be substantially more than this amount. The Sponsor will pay any unanticipated operating expenses of the Trust. The Sponsor will also be entitled to keep any portion of the Sponsor's Fee that exceeds the actual expenses of the Trust.

                                 NET ASSET VALUE

          The net asset value of the Shares will be computed based upon the value of the Trust's Portfolio. The net asset value per Share will be determined as of the close of the regular trading session on the NASDAQ National Market no less frequently than on the last business day of each week. The administrator calculates the Trust's net asset value per Share by subtracting the Trust's liabilities (including accrued expenses and the value of the Trust's obligations under the Portfolio Calls) from the value of the Trust's shares of the NASDAQ-100 Trust held by the Trust, the Portfolio Puts, the Index Options, the cash and the Trust's other assets, if any, and dividing the result by the total number of Shares.

          The Trust values its investment in the NASDAQ-100 Trust based upon the closing price of its shares on their principal trading market. The Trust values any securities or other assets for which current market quotations are not readily available (such as the Options) at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees.

                            DESCRIPTION OF THE SHARES

          The following description of the terms of the Trust's Shares is only a summary. For a complete description, please refer to the Delaware Statutory Trust Act and the Trust's Declaration of Trust. The Declaration of Trust is an exhibit to the registration statement of the Trust, of which this Prospectus forms a part.

Outstanding Securities

     The following table sets forth information with respect to the outstanding securities of the Trust as of [________], 2005.

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                   Amount of Shares            Amount of Shares
      Title of Class of               Amount of Shares           Held by Registrant or           Issued and
          Securities                     Authorized                for its Account               Outstanding
          ----------                     ----------                ---------------               -----------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Shares of Beneficial                Unlimited                        0                         [_____]
          Interest
------------------------------- ---------------------------- ---------------------------- ----------------------------

The Shares

          The Trust is a statutory trust organized under the laws of the State of Delaware pursuant to a Declaration of Trust dated as of November 13, 2003. The Trust is authorized to issue an unlimited number of Shares, par value $.001 per share. Each Share has one vote and, when issued and paid for in accordance with the terms of this offering and the Declaration of Trust, will be fully paid and non-assessable. Each Share represents a proportionate share of beneficial interest in the assets of the Trust. Upon liquidation of the Trust, Shareholders are entitled to share pro rata in the net assets of the Trust available for distribution after payment of or adequate provision for, all of the Trust's known debts and liabilities. The Shares have no preference, conversion, exchange, sinking fund, or appraisal rights and have no preemptive rights to subscribe for any of the Trust's securities. All Shares will have equal dividend, liquidation and other rights.

Voting

          Shareholders are entitled to one vote for each Share (and fractional votes for fractional Shares) held on all matters to be voted on by Shareholders. The Trustees will call a special meeting of the Shareholders for any action by Shareholder vote as may be required by the 1940 Act, the Declaration of Trust, or the rules of any applicable self-regulatory organization governing trading of the Shares. Shareholders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Shares, to remove any Trustee. A meeting of Shareholders will be called to vote on the removal of one or more Trustees upon the written request of 10% of the Shares, or to vote upon other matters upon the written request of more than 50% of the outstanding Shares (unless substantially the same matter was voted upon during the preceding 12 months).

                           DIVIDENDS AND DISTRIBUTIONS

          It is not expected that the Trust will pay any dividends or make any distributions prior to the dissolution of the Trust. In the event the Trust does pay a dividend or distribution, Shareholders will not have the opportunity to reinvest such dividends in additional Shares of the Trust. If there are any dividends and distributions that need to be paid by the Trust, the Trust will seek to cause payment of dividends or distributions to be made in cash to Shareholders on an annual basis. Dividends or distributions prior to the dissolution of the Trust, if any, are expected to be minimal, but may arise out of the Trust's investment in the NASDAQ-100 Trust due to a dividend paid on NASDAQ-100 Trust shares or upon a change of the composition of the NASDAQ-100 Index(R).

                               PORTFOLIO TURNOVER

          As the Trust will invest in a fixed portfolio of assets, the Trust is not expected to have any portfolio turnover.

U. S. FEDERAL INCOME TAX CONSEQUENCES

          The following discussion is a summary of the principal U.S. federal income tax consequences of the purchase, ownership and disposition of Shares of the Trust to a U.S. Holder (as defined below) that acquires Shares in their initial issuance and will hold Shares as capital assets. This summary is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations (including temporary and proposed Treasury regulations) promulgated thereunder, and judicial and administrative authorities, all as of the date hereof, and all of which may be repealed, revoked, modified or subject to differing interpretations, possibly on a retroactive basis.

          This summary is general and, except where noted, does not address U.S. federal income tax consequences that may be relevant to U.S. Holders in light of their particular circumstances, or to holders that may be subject to special rules under U.S. federal income tax laws including, for example, (i) banks, regulated investment companies, insurance companies, dealers in securities, traders in securities electing to mark to market, or tax-exempt organizations;
(ii) persons holding the Shares (or holding an interest in any of the Trust's assets by holding Shares) as part of a hedge, a "conversion transaction" or other integrated investment; (iii) U.S. Holders whose functional currency is not the U.S. dollar; or (iv) beneficial owners of Shares other than U.S. Holders. In addition, this summary does not address alternative minimum taxes or tax consequences arising under the laws of any state, local or foreign taxing jurisdiction.

          A "U.S. Holder" means a beneficial owner of Shares that is for U.S. federal income tax purposes:

     o    an individual citizen or resident of the United States,

     o a corporation (or other entity taxable as a corporation) created or organized in or under the laws of the United States, any state thereof or the District of Columbia,

     o an estate, the income of which is subject to U.S. federal income taxation regardless of its source, or

     o a trust, if it (1) is subject to the primary supervision of a court within the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (2) has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

          If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of Shares, the treatment of a partner in the partnership will generally depend upon the status of the partner and upon the activities of the partnership. A holder of Shares that is a partnership and partners in such partnership should consult their own tax advisors.

          No statutory, administrative or judicial authority directly addresses the treatment of an investment in the Trust or investments similar to the Trust for U.S. federal income tax purposes. As a result, there can be no assurance that the Internal Revenue Service (the "IRS") or the courts will agree with the description of tax consequences set forth herein. A different treatment from that described below could adversely affect the amount, timing and character of income, gain or loss in respect of an investment in the Trust.

          Prospective investors in Shares are urged to consult their own tax advisors regarding an investment in Shares, with specific reference to their own tax situations and potential changes in applicable law, including the application of state, local, foreign and other tax considerations.

Status of the Trust

          Assuming full compliance with the trust agreement, in the opinion of Shearman & Sterling LLP, special U.S. federal income tax counsel to the Trust, the Trust will be classified as a grantor trust for U.S. federal income tax purposes and not as an association (or publicly traded partnership) taxable as a corporation. As a result, the Trust itself will not be subject to U.S. federal income taxation, and the tax consequences resulting from the Trust's operations will flow-through to the holders of Shares. Thus, a U.S. Holder will be treated for U.S. federal income tax purposes as owning directly a pro rata portion of the assets (i.e., NASDAQ-100 Trust shares, Portfolio Puts, Index Options and cash) held by the Trust and being the obligor on a pro rata portion of the obligations of the Trust (i.e., the Portfolio Calls).

          It is not presently anticipated that the Trust will recognize any income (such as from the receipt of dividends) prior to the settlement or lapse of the Portfolio Calls and the Portfolio Puts. If, however, the Trust does recognize income, a U.S. Holder will be required to include in income its pro rata portion of such income when taken into account by the Trust, regardless of when cash associated with such income is actually distributed to the U.S. Holder.

Status as a Conversion Transaction

          Code Section 1258 recharacterizes capital gain realized on the disposition of positions in a "conversion transaction" as ordinary income, to the extent of an imputed interest amount based on the applicable federal rate. The Code defines a "conversion transaction" as any transaction (i) substantially all of the taxpayer's expected return from which is attributable to the time value of the taxpayer's net investment in such transaction, and (ii) which is, among other items, an applicable straddle. A U.S. Holder's interest in the NASDAQ-100 Trust shares, Portfolio Calls and Portfolio Puts should constitute an applicable straddle within the meaning of Code Section 1258. No authorities address, however, whether substantially all of a taxpayer's return from transactions similar to the Trust's purchase of the NASDAQ-100 Trust shares and Portfolio Puts and its writing of the Portfolio Calls is considered attributable to the time value of the taxpayer's net investment. As a result, it is unclear whether gain recognized by a U.S. Holder with respect to the NASDAQ-100 Trust, Portfolio Puts and Portfolio Calls will constitute ordinary income under the conversion transaction rules. Nevertheless, the Sponsor intends to report net gain recognized upon the disposition or termination of the NASDAQ-100 Trust shares, the Portfolio Puts and the Portfolio Calls as ordinary income from a conversion transaction. Except where noted, the remainder of this discussion assumes that the NASDAQ-100 Trust shares, the Portfolio Puts and the Portfolio Calls will constitute a conversion transaction for U.S. federal income tax purposes.

Acquisition of Shares in the Trust

          A U.S. Holder's acquisition of Shares in the Trust and the Trust's investment of contributed capital will be treated as (i) an acquisition of a pro rata portion of the NASDAQ-100 Trust shares, Portfolio Puts, Index Options and cash held by the Trust and (ii) the incurrence of a pro rata portion of the Trust's obligations under the Portfolio Calls. For this purpose, a U.S. Holder's tax basis in each of the Trust's assets will equal its pro rata portion of the amount paid by the Trust for the NASDAQ-100 Trust shares, Portfolio Puts and Index Options. A U.S. Holder will also be treated as receiving its pro rata portion of the premium received by the Trust for writing the Portfolio Calls.

Dispositions of Shares in the Trust

          If a U.S. Holder sells, exchanges, or otherwise disposes of Shares in the Trust, such U.S. Holder will be treated as having sold, exchanged, or otherwise disposed of its pro rata interest in the NASDAQ-100 Trust shares, Portfolio Puts and Index Options and cash held by the Trust and as having been relieved of its pro rata portion of the Trust's obligations under the Portfolio Calls. A U.S. Holder's amount realized on such disposition will include both any cash received as well as the value at such time of its pro rata portion of the Trust's obligations under the Portfolio Calls. This amount realized (less the amount of the U.S. Holder's pro rata portion of cash held by the Trust) will be allocated among the NASDAQ-100 Trust shares, Portfolio Puts and Index Options in proportion to their respective market values at such time. As to each of the NASDAQ-100 Trust shares, the Portfolio Puts and Index Options, a U.S. Holder generally will recognize gain or loss equal to the difference between the portion of the amount realized by such U.S. Holder that is allocable to these separate components of the Portfolio and such U.S. Holder's adjusted tax basis in such separate components. With respect to the relief of its pro rata portion of the Trust's obligations under the Portfolio Calls, a U.S. Holder generally will recognize gain or loss equal to the difference between such U.S. Holder's pro rata portion of the amount of premium received by the Trust for writing the Portfolio Calls and the value of its pro rata portion of such obligations at the time of disposition.

          If the U.S. Holder's net investment in the combination of the NASDAQ-100 Trust shares, the Portfolio Puts and the Portfolio Calls constitutes a conversion transaction, the net gain attributable to such items will constitute ordinary income. If the combination of the NASDAQ-100 Trust shares, Portfolio Puts and the Portfolio Calls does not constitute a conversion transaction, the character of gain or loss on the disposition of the NASDAQ-100 Trust shares, Portfolio Puts and Index Options and the relief from obligations under the Portfolio Calls will be determined as described below. See "--General Tax Consequences of Holding and Writing Options" and "--Straddle Rules." Regardless of whether the combination of the NASDAQ-100 Trust shares, the Portfolio Puts and the Portfolio Calls constitutes a conversion transaction, a U.S. Holder's interest in the Index Options will not be subject to the rules governing conversion transactions. Therefore, gain or loss recognized by a U.S. Holder attributable to the Index Options will constitute capital gain or loss that will be long-term capital gain or loss if the U.S. Holder's holding period for the Index Options is more than one year.

Liquidation of the Trust

          As discussed above, the Sponsor intends to report the net gain recognized by U.S. Holders with respect to the combination of NASDAQ-100 Trust shares, the Portfolio Puts and the Portfolio Calls as ordinary income from a conversion transaction. If the Trust were to sell the NASDAQ-100 Trust shares, a U.S. Holder will be considered to have sold its pro rata portion of the NASDAQ-100 Trust shares and to have received its pro rata portion of the sale proceeds. A U.S. Holder will be deemed to have received its pro rata portion of the premium paid for the Portfolio Puts and of the premium received for writing the Portfolio Calls for purposes of determining the amount realized on any sale of the

NASDAQ-100 Trust shares effected pursuant to the exercise of the Portfolio Puts or Portfolio Calls. A U.S. Holder will also be deemed to have received its pro rata portion of any proceeds received or payments made resulting from the exercise or expiration of the Portfolio Puts, Portfolio Calls or Index Options. See "--General Tax Consequences of Holding and Writing Options" below for a discussion of the gain or loss arising from the sale of the NASDAQ-100 Trust shares and/or the exercise or expiration of the Portfolio Puts, Portfolio Calls, or Index Options.

General Tax Consequences of Holding and Writing Options

          Portfolio Puts and Portfolio Calls. The option premium that a U.S. Holder is treated as paying for the Portfolio Puts and is treated as receiving for writing the Portfolio Calls generally will not be immediately taken into account by such U.S. Holder. Such premiums will be taken into account by a U.S. Holder when the Portfolio Puts and Portfolio Calls are exercised by (or against) the Trust or expire unexercised. If the Portfolio Puts expire unexercised, or the Portfolio Calls lapse or are terminated, the resulting gain or loss allocable to a U.S. Holder will constitute short-term capital gain or loss as a result of the straddle rules (as described below) unless recharacterized as ordinary income under the conversion transaction rules. If the Portfolio Puts are exercised, the premium that a U.S. Holder is treated as paying will reduce such U.S. Holder's amount realized upon the resulting sale of the NASDAQ-100 Trust shares for purposes of determining the gain or loss realized by a U.S. Holder from the stock sale. If the Portfolio Calls are exercised, the premium that a U.S. Holder is treated as receiving will increase such U.S. Holder's amount realized on the resulting sale of the NASDAQ-100 Trust shares. The gain or loss resulting from the sale of the NASDAQ-100 Trust shares pursuant to the exercise of the Portfolio Puts or the exercise of the Portfolio Calls will also constitute short-term capital gain or loss to the U.S. Holder by operation of the straddle rules unless recharacterized as ordinary income under the conversion transaction rules.

          Index Options. The premium that a U.S. Holder is treated as paying for the Index Options generally will not be immediately deducted from such U.S. Holder's gross income and will be taken into account when the options are exercised, expire unexercised, or are sold prior to the exercise of the options. If the Index Options are sold prior to exercise, the resulting gain or loss allocable to a U.S. Holder will be capital gain or loss and will be long-term capital gain or loss if such U.S. Holder's holding period in the Index Options is more than one year. The lapse upon expiration of the Index Options or the exercise of the Index Options (because they are cash-settled) will be treated in the same manner as a sale of the Index Options occurring on the expiration date.

Straddle Rules

          As defined by Code Section 1092, the term "straddle" means offsetting positions with respect to personal property; and positions will be offsetting if there is a substantial diminution of the taxpayer's risk of loss from holding any position with respect to personal property by reason of holding one or more other positions with respect to personal property (whether or not of the same kind). A U.S. Holder's interest in the NASDAQ-100 Trust shares and the Portfolio Puts likely constitute a straddle. A U.S. Holder's interest in the NASDAQ-100 Trust shares and the obligations under the Portfolio Calls likely constitute a straddle and the combination of a U.S. Holder's interest in the NASDAQ-100 Trust shares, Portfolio Calls and Portfolio Puts should also constitute a larger straddle. A U.S. Holder's interest in the Index Options, however, should not constitute a position in a straddle with respect to the NASDAQ-100 Trust shares, Portfolio Calls or Portfolio Puts.

          Under the straddle rules, a taxpayer's holding period is tolled for any position that is part of a straddle until the date that the taxpayer no longer holds directly or indirectly (through a related person or flow-through entity) an offsetting position within the straddle (unless such position was held for more than one year before the straddle was entered into).

          Although the straddle rules require deferral of any loss realized on the disposition of a position in the straddle until the disposition of any offsetting positions with unrecognized gain, the loss deferral consequence of holding a straddle should not affect a U.S. Holder because it is anticipated that all of the Portfolio holdings will be terminated on the same date (the exercise date of the Portfolio Calls, Portfolio Puts and Index Options).

          The straddle rules also require a U.S. Holder to capitalize, rather than deduct, a portion of any interest and carrying charges allocable to any positions in a straddle. A U.S. Holder who borrows money to invest in the Trust may be subject to this capitalization rule because, as described above, the Trust will hold positions in a straddle. A U.S. Holder should consult its own tax advisors to determine whether this capitalization rule may apply to its investment in the Trust.

Deductibility of the Trust's Fees and Expenses

          In computing its U.S. federal income tax liability, a U.S. Holder will be entitled to deduct, consistent with its method of tax accounting, its pro rata portion of reasonable administrative fees, trustee fees and other expenses paid or incurred by the Trust as provided for in Code Section 162 or 212. If a U.S. Holder is an individual, estate or trust, the deduction for such fees and expenses will be a miscellaneous itemized deduction that may be disallowed in whole or in part. In addition, these fees and expenses are also not deductible in determining the alternative minimum tax liability of a U.S. Holder. The Sponsor will report such expenses on a pro rata basis to the holders, and each U.S. Holder will determine separately to what extent such expenses are deductible on such U.S. Holder's tax return.

Backup Withholding

          Under the backup withholding rules of the Code, certain U.S. Holders may be subject to withholding of U.S. federal income tax at a rate of 28 percent on any distributions and redemption payments made by the Trust. In order not to be subject to this backup withholding, a U.S. Holder must (i) certify that it is a corporation or otherwise exempt recipient, or (ii) provide the paying agent with a correct taxpayer identification number (which for most individuals is their social security number) and comply with certain certification requirements.

          The amount of any U.S. federal backup withholding on a payment to a U.S. Holder in respect of their investment in the Trust will be allowed as a credit against such U.S. Holder's U.S. federal income tax liability and may entitle such U.S. Holder to a refund, provided that the required information is timely furnished to the IRS.

                                  UNDERWRITING

          The Trust intends to offer its Shares through a group of underwriters led by SG Americas Securities, LLC (the "Underwriters"). Subject to the terms and conditions contained in an Underwriting Agreement between the Trust and the Underwriters, the Trust has agreed to sell to the Underwriters, and each Underwriter named below has severally agreed to purchase from the Trust, the number of shares listed opposite their names.

              Underwriters                                    Number of Shares
              ------------                                    ----------------
SG Americas  Securities,  LLC . . . . . . . . . . . . . .

          The Underwriters are obligated to purchase all of the Shares sold under the Underwriting Agreement if any of these Shares are purchased. The Underwriting Agreement provides that the obligation of the Underwriters to purchase the Shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions.

          In the Underwriting Agreement, the Trust has agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Underwriters may be required to make in respect of those liabilities.

          Pursuant to the Underwriting Agreement, the Underwriters have agreed to offer the Shares for sale, as agent of the Trust, if, as and when issued by the Trust. The offering price per share is $15.00 (including a sales load equal to 3.0% of the price of each Share sold). The offices of SG Americas Securities, LLC are located at 1221 Avenue of the Americas, New York, New York 10020.

          The Underwriters have advised the Trust that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the shares at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or the purchase of the Shares. A "covering transaction" is a bid for or purchase of the Shares on behalf of a member of the selling group to reduce a short position incurred by a member of the selling group in connection with the offering. A "penalty bid" is a contractual agreement whereby if, during a specified period after the issuance of the Shares, a member of the selling group purchases Shares in the open market for the account of the selling group and the Shares purchased can be traced to a particular member of the selling group, the selling group may require the selling group member in question to purchase the Shares in question at the cost price to the syndicate or may recover from (or decline to pay to) the selling group member in question any or all compensation applicable to the Shares in question. As a result, a selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of the Shares if their customer resells the Shares while the penalty bid is in effect. The selling group is not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time.

          Prior to this offering, there has been no public market for the Shares. The Trust intends to apply for listing of the Shares on the Exchange under the symbol ["___"]. In order to meet the requirements for the Exchange, the Underwriters have undertaken to sell [_________________].

          The total amount of compensation paid to the Underwriters, including the sales load of 3.0%, will be limited to 9% of the total price to the public of the Shares sold in this offering.

                                TERM OF THE TRUST

          The term of the Trust will expire on or about [________], 2010, except that the Trust shall solicit Shareholder approval to dissolve the Trust prior to such date if an Event of Default occurs. In the event that the Shareholders approve the dissolution of the Trust, the net assets of the Trust, if any, would be distributed pro rata to the Shareholders and the term of the Trust would expire.

          Written notice of the dissolution shall be sent to Shareholders specifying the record date for any distribution to Shareholders, the amount, if any, to be distributed with respect to each Share, and the time of dissolution as determined by the Trustees. Any such notice will be provided by mail, sent to each Shareholder at such Shareholder's address as it appears on the register for the Shares, first class, postage prepaid not less than nine days prior to the date on which such distribution is to be made. At or prior to the mailing of such notice, the Administrator shall publish a public announcement in The Wall Street Journal or another daily newspaper of national circulation.

                                   FISCAL YEAR

          The Trust has adopted the 12-month period ending on December 31 of each year as its fiscal year.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Trustees have selected [________] as the independent registered public accountants of the Trust. [________]'s principal business address is located at [________].

                                  LEGAL COUNSEL

          Certain legal matters will be passed upon for the Trust and the Sponsor by their counsel, Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022. Certain legal matters will be passed upon for the Underwriters by their counsel, [_____________________________].

                            TABLE OF CONTENTS OF SAI

USE OF PROCEEDS................................................................
INVESTMENT OBJECTIVE AND POLICIES..............................................
MANAGEMENT AND ADMINISTRATION OF THE TRUST.....................................
CODES OF ETHICS................................................................
PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................
DESCRIPTION OF SHARES..........................................................
ADDITIONAL INFORMATION.........................................................
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........................

                        [Inside back cover of Prospectus]

                            INFORMATION AND SERVICES

          The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION

          This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS

          Additional information about the Trust's investments and performance will be available in the Trust's annual and semi-annual reports to Shareholders following completion of the Trust's annual and semi-annual periods. The annual report will include a discussion of market conditions that significantly affected the Trust's performance during its fiscal year.

BY TELEPHONE:

Call toll-free (800) 747-2006.

BY FAX:

Fax: (212) 278-5463

BY MAIL:

SG Principal Protected Trust
c/o [________]  Attn: [________]
1221 Avenue of the Americas
New York, NY 10020

ON THE INTERNET:

          You can send us a request by e-mail or read or download documents on our website: us.sgamericas.com

          You can also obtain copies of the Statement of Additional Information and other Trust documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (telephone: 202-942-8090) or the SEC's internet website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee and by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No broker-dealer, salesperson, or other person is authorized to give you any information or to represent anything not contained in this Prospectus. You must not rely on any unauthorized information or representations that anyone provides to you. This Prospectus is an offer to sell or a solicitation of an offer to buy the securities it describes, but only under the circumstances and in jurisdictions where and to persons to which it is lawful to do so. The information contained in this Prospectus is current only as of the date of this Prospectus.

                           [Back cover of Prospectus]

                          SG Principal Protected Trust
                         c/o [________] Attn: [________]
                           1221 Avenue of the Americas
                               New York, NY 10020

                     [______] SHARES OF BENEFICIAL INTEREST



                                   PROSPECTUS

                                 [________] 2005

                            [_______________] Shares

                                  $15 per Share

          Until _____, 2005 (25 calendar days after the commencement of the offering), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a Prospectus. This delivery requirement is in addition to the obligation of the selected broker-dealers to deliver a Prospectus in connection with each sale made pursuant to this offering.

                                  UNDERWRITERS

                           SG Americas Securities, LLC











                                     SPONSOR

                           SG Americas Securities, LLC

                          CUSTODIAN, ADMINISTRATOR AND
                                 TRANSFER AGENT

                              The Bank of New York

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS IN THE PROSPECTUS TO WHICH IT RELATES, IS NOT COMPLETE AND MAY BE CHANGED. NO PERSON MAY SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION, NOR THE PROSPECTUS TO WHICH IT RELATES, IS AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                 SUBJECT TO COMPLETION, DATED_____________, 2005

                       STATEMENT OF ADDITIONAL INFORMATION

                          SG PRINCIPAL PROTECTED TRUST

1221 Avenue of the Americas, New York, NY 10020  Phone Number: (800) 747-2006.

          SG Principal Protected Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940 ("1940 Act") as a non-diversified, closed-end management investment company. This Statement of Additional Information relating to the Trust's shares of beneficial interest ("Shares") is not a prospectus and does not include all information that a prospective investor should consider before purchasing Shares. This Statement of Additional Information should be read in conjunction with the Prospectus of the Trust dated [________], 2005 (the "Prospectus"). The Prospectus has been filed with the Securities and Exchange Commission (the "SEC") and can be obtained without charge by calling (800) 747-2006 toll-free or by writing the Trust's Sponsor, SG Americas Securities, LLC (the "Sponsor"), at 1221 Avenue of the Americas, New York, NY 10020. You may also obtain a copy of the Trust's Prospectus on the SEC's web site (http://www.sec.gov).



















                      SG Americas Securities, LLC - Sponsor

      This Statement of Additional Information is dated [________], 2005.

                                TABLE OF CONTENTS

                                                                           PAGE

THE TRUST.....................................................................1

INVESTMENT OBJECTIVE AND POLICIES.............................................1

MANAGEMENT AND ADMINISTRATION OF THE TRUST...................................10

CODE OF ETHICS...............................................................14

PROXY VOTING POLICIES AND PROCEDURES.........................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................15

ADDITIONAL INFORMATION.......................................................15

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................15

                                    THE TRUST

          SG Principal Protected Trust is a non-diversified, closed end management investment company organized as a statutory trust under the laws of the State of Delaware and registered with the SEC under the 1940 Act. The Trust was created on August 2, 2002, pursuant to a Certificate of Trust dated as of August 2, 2002, as filed with the Office of the Secretary of State of the State of Delaware on August 2, 2002, and a Declaration of Trust dated as of November 13, 2003. Effective February 4, 2005, the Trust changed its name from "SG Cowen Principal Protected Trust I" to "SG Principal Protected Trust." As of the date of this Prospectus the Trust has no assets.

          The Trust will conduct its operations and exist for a fixed period of approximately five years. The expected termination date of the Trust will be on or about [__________, 2010] (the "Maturity Date"), except that the Trust may be dissolved prior to such date under certain circumstances as described below. In anticipation of the Maturity Date, the Trust will settle any outstanding obligations, liquidate its investment positions and satisfy any liabilities in order to distribute any remaining proceeds to its shareholders (the "Shareholders"). The Trust will then seek to deregister with the SEC as an investment company. It is intended that the Trust will be treated as a grantor trust for U.S. federal income tax purposes. The Trust's principal office is located at 1221 Avenue of the Americas, New York, NY 10020 and its telephone number is (800) 747-2006.

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Investment Strategies

          The following information supplements the discussion of the Trust's investment objective, strategies and risks that are described in the Prospectus.

          The Trust's investment objective is to preserve the proceeds the Trust receives from this offering until the Maturity Date, while also offering Shareholders the opportunity to participate in a portion of the increase, if any, in the value of the S&P 500(R) Composite Stock Price Index (the "S&P 500(R) Index") during the life of the Trust. This investment objective is a fundamental policy of the Trust and cannot be changed without a Shareholder vote. See "Investment Restrictions" below. There is no guarantee that the Trust will achieve its investment objective or provide a positive return on a Shareholder's investment.

          The Trust pursues its investment objective by using the net proceeds of the Trust's initial public offering to purchase a predetermined portfolio of securities. The Sponsor will structure a portfolio for the Trust composed of the following five components: (i) shares of the NASDAQ-100 Trust, Series I (the "NASDAQ-100 Trust"); (ii) obligations under the sale of one or more over-the-counter ("OTC") European-style call options on the NASDAQ-100 Index(R) (the "Portfolio Calls"); (iii) five or more OTC European-style put options on the NASDAQ-100 Index(R) (the "Portfolio Puts"); (iv) one or more OTC European-style call options on the S&P 500(R) Index (the "Index Options" and together with the Portfolio Calls and the Portfolio Puts, the "Options"); and
(v) cash (together, the "Portfolio"). The purchase of shares of the NASDAQ-100 Trust and the negotiation of the terms of each of the Options are expected to take place virtually simultaneously. It is expected that the Portfolio will be constructed by the Sponsor and purchased by the Trust on the closing date of the Trust's initial public offering. Although the Sponsor will determine the identity of the counterparties to the Options (subject to the bidding process described in the Prospectus), and will negotiate the terms of the Options on behalf of the Trust, the Sponsor has no other discretion in selecting the investments that will comprise the Portfolio.

          It is possible that the Trust will purchase shares of the NASDAQ-100 Trust from the Sponsor or same counterparties from which the Trust purchases the Portfolio Puts. It is also possible that one or more of the Portfolio Calls or Index Options will be sold told to, or purchased from, Societe Generale, a French limited liability company (Societe Anonyme), registered in France and having the status of a bank (referred to herein as "SG Paris"). SG Paris is an affiliate of the Sponsor. A sale of Portfolio Calls to, or purchase of Index Options from, SG Paris will take place only after a competitive bidding process conducted by an independent agent under the terms of an exemptive order the Sponsor and the Trust have received from the SEC. Any sale of Portfolio Calls to, and purchase of Index Options from, SG Paris will be subject to the approval of the Trustees of the Trust, including the Independent Trustees (as defined below).

          The Trust does not expect to change the components of the Portfolio during the life of the Trust. While the components of the Portfolio are expected to fluctuate in value over the life of the Trust, the Trust will not be actively managed and no attempt will be made by the Trust or the Sponsor to engage in transactions to attempt to increase returns or reduce losses on account of adverse market or other events. Following the Trust's purchase of the Portfolio, the Sponsor will no longer have any active role in the investment operations of the Trust. Unlike other registered closed-end investment companies, the Trust does not have an investment adviser.

The NASDAQ-100 Trust

          Shares of the NASDAQ-100 Trust are units of beneficial interest in the NASDAQ-100 Trust, Series 1, representing proportionate undivided interests in the component securities held by the NASDAQ-100 Trust, which consist of substantially all of the securities, in substantially the same weighting, as the component securities of the NASDAQ-100 Index(R). The investment objective of the NASDAQ-100 Trust is to provide investment results that generally correspond to the price and yield performance of the component securities of the NASDAQ-100 Trust. There can be no assurance that this investment objective will be met fully. For example, the value of shares of the NASDAQ-100 Trust will fluctuate in relation to changes in the value of the NASDAQ-100 Trust's portfolio of securities; however, at any point in time, the market price of each individual share of the NASDAQ-100 Trust may not be identical to the net asset value of such share. It is also possible that, from time to time, the NASDAQ-100 Trust will be unable to purchase all of the securities in the NASDAQ-100 Trust (the "NASDAQ-100 Securities").

          The NASDAQ-100 Trust is not actively managed by traditional methods, which typically involve effecting changes in a portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weights of the NASDAQ-100 Securities and the stocks in the NASDAQ-100

Index (the "NASDAQ-100 Index Securities"), the trustee of the NASDAQ-100 Trust adjusts the NASDAQ-100 Securities from time to time to conform to periodic changes in the identity and/or relative weights of the NASDAQ-100 Index Securities. Changes to the NASDAQ-100 Index(R) are made after the close of the market.

          The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The NASDAQ-100 Index(R) reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

          Shares of the NASDAQ-100 Trust are listed for trading on the NASDAQ National Market tier of NASDAQ. Shares of the NASDAQ-100 Trust are bought and sold in the secondary market like regular shares of stock at any time during the trading day. Shares of the NASDAQ-100 Trust generally trade in round lots of 100 shares, but can be traded in odd lots of as little as one share. Trading in shares of the NASDAQ-100 Trust on NASDAQ may be halted under certain circumstances.

          The Trust is not sponsored, endorsed, sold or promoted by The NASDAQ Stock Market, Inc., or its affiliates (NASDAQ, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Trust. The Corporations make no representation or warranty, express or implied, to the Shareholders of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Trust or the Sponsor is in the licensing of the NASDAQ-100(R), NASDAQ-100 Trust, NASDAQ-100 Index(R), and NASDAQ(R) trademarks or service marks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by NASDAQ without regard to the Trust or the Sponsor. NASDAQ has no obligation to take the needs of the Sponsor, the Trust or the Shareholders into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the timing of the issuance, pricing of or sale of the Shares. The Corporations have no liability in connection with the administration, marketing or trading of the Shares.

          The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by the Sponsor, the Trust, the Shareholders, or any other person or entity from the use of the NASDAQ-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Structuring of the Options

          The Options entered into with the various counterparties, including potentially SG Paris (each, a "Counterparty"), will be documented under (i) an International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreement (Multicurrency-Cross Border) (including the Schedule thereto) (the "ISDA Master Agreement") and the ISDA Credit Support Annex thereto ("CSA"), and (ii) a letter agreement confirming the terms and conditions of the various Options (each, a "Confirmation"). The Confirmations will provide that the various Options will be exercised, if at all, at [__] pm (local time in New York) on [______, 2010]. The Options will be cash settled.

Events of Defaults Under the ISDA Master Agreement Regarding the Options

          The occurrence at any time with respect to any of the Options of any of the following events constitutes an "Event of Default" under the ISDA Master
Agreement:

     (a) Failure to Pay or Deliver. Failure to make, when due, any payment under the ISDA Master Agreement or any delivery under the ISDA Master Agreement required to be made by the Counterparty if such failure is not remedied on or before the third Local Business Day (as defined in the ISDA Master Agreement) after notice of such failure is given;

     (b) Breach of Agreement. Failure to comply with or perform any agreement or obligation (other than as specified in the ISDA Master Agreement or to give notice of a Termination Event, as defined in the ISDA Master Agreement, or any agreement or obligation as specified in the ISDA Master Agreement) to be complied with or performed by the Counterparty in accordance with the ISDA Master Agreement if such failure is not remedied on or before the thirtieth day after notice of such failure is given;

     (c)  Credit Support Default.

          (i) failure to comply with or perform any agreement or obligation to be complied with or performed by the Counterparty in accordance with the provisions of an CSA forming part of the ISDA Master Agreement ("Credit Support Document") if such failure is continuing after any applicable grace period has elapsed;

          (ii) the expiration or termination of such Credit Support Document or the failing or ceasing of such Credit Support Document to be in full force and effect for the purpose of the ISDA Master Agreement (in either case other than in accordance with its terms) prior to the satisfaction of all obligations of the Counterparty under each transaction to which such Credit Support Document relates without the written consent of the other party; or

          (iii) the Counterparty disaffirms, disclaims, repudiates or rejects, in whole or in part, or challenges the validity of, such Credit Support Document;

     (d) Misrepresentation. A representation (with certain limited exceptions) made or repeated or deemed to have been made or repeated in the ISDA Master Agreement or any Credit Support Document proves to have been incorrect or misleading in any material respect;

     (e) Default under Specified Transaction. The Counterparty (1) defaults under any derivatives transaction defined as a "Specified Transaction" in the Schedule to the ISDA Master Agreement and, after giving effect to any applicable notice requirement or grace period, there occurs a liquidation of, an acceleration of obligations under, or an early termination of, that Specified Transaction, (2) defaults, after giving effect to any applicable notice requirement or grace period, in making any payment or delivery due on the last payment, delivery or exchange date of, or any payment on early termination of, a Specified Transaction (or such default continues for at least three Local Business Days if there is no applicable notice requirement or grace period), or (3) disaffirms, disclaims, repudiates or rejects, in whole or in part, a Specified Transaction (or such action is taken by any person or entity appointed or empowered to operate the Counterparty or act on its behalf);

     (f) Cross Default. The occurrence or existence of (1) a default, Event of Default or other similar condition or event (however described) in respect of the Counterparty under one or more agreements or instruments relating to any of its indebtedness defined as "Specified Indebtedness" in the Schedule to the ISDA Master Agreement in an aggregate amount of not less than the applicable Threshold Amount (as specified in the Schedule to the ISDA Master Agreement) which has resulted in such Specified Indebtedness becoming, or becoming capable at such time of being declared, due and payable under such agreements or instruments, before it would otherwise have been due and payable, or (2) a default by the Counterparty in making one or more payments on the due date thereof in an aggregate amount of not less than the applicable Threshold Amount under such agreements or instruments (after giving effect to any applicable notice requirement or grace period);

     (g)  Bankruptcy. The Counterparty:

          (i) is dissolved (other than pursuant to a consolidation, amalgamation or merger);

          (ii) is subject to certain events of bankruptcy or insolvency;

          (iii) has a resolution passed for its winding up, official management or liquidation (other than pursuant to a consolidation, amalgamation or merger);

          (iv) seeks or becomes subject to the appointment of an administrator, provisional liquidator, conservator, receiver, trustee, custodian or other similar official for it or for all or substantially all its assets;

          (v) has a secured party take possession of all or substantially all its assets or has a distress, execution, attachment, sequestration or other legal process levied, enforced or sued on or against all or substantially all of its assets and such secured party maintains possession, or any such process is not dismissed, discharged, stayed or restrained, in each case within 30 days thereafter;

          (vi) causes or is subject to any event with respect to it which, under the applicable laws of any jurisdiction, has an analogous effect to any of the events specified in clauses (i) to (v) (inclusive); or

          (vii) takes any action in furtherance of, or indicating its consent to, approval of, or acquiescence in, any of the foregoing acts; or

     (h) Merger Without Assumption. The Counterparty consolidates or amalgamates with, or merges with or into, or transfers all or substantially all its assets to, another entity and, at the time of such consolidation, amalgamation, merger or transfer:

          (i) the resulting, surviving or transferee entity fails to assume all the obligations of such party under the ISDA Master Agreement or any Credit Support Document to which it or its predecessor was a party by operation of law or pursuant to an agreement reasonably satisfactory to the other party to the ISDA Master Agreement; or

          (ii) the benefits of any Credit Support Document fail to extend (without the consent of the other party) to the performance by such resulting, surviving or transferee entity of its obligations under the ISDA Master Agreement.

Credit Support of Counterparties

          The Sponsor on behalf of the Trust expects to negotiate the Portfolio Puts and Index Options so that in the event that the unsecured and unsubordinated long-term debt obligations of a Counterparty are rated at or below BBB+ by Standard & Poor's Rating Services or Baa+ by Moody's Investors Service, Inc., such Counterparty shall provide credit support to the Trust with respect to the Counterparty's obligations under the relevant Option consisting of U.S. dollars, U.S. Government securities or government debt issued by any government of one of the member countries of the Organization for Economic Cooperation and Development ("OECD") with a total value (as determined on a weekly basis in a manner and upon terms to be agreed upon by the parties) equal to the amount, if any ("Exposure"), by which in the case of an Index Option, the strike price of such option is less than the current value of the S&P 500(R) Index, and in the case of a Portfolio Put, the strike price of such option is greater than the current value of the NASDAQ-100 Index(R).

          An escrow agent determined by the parties to the ISDA Master Agreement will promptly pay over to the relevant Counterparty any dividends, interest, principal or other payments received by the escrow agent in respect of any credit support, including any substitute credit support, unless, among other things, the Counterparty is in default of its obligations under the ISDA Master Agreement or its CSA.

          The occurrence of an Event of Default under any ISDA Master Agreement or its CSA, or the bankruptcy or insolvency of the seller of an Option, may cause an automatic acceleration of such Counterparty's obligations under the Option. Upon acceleration of the Portfolio Puts or Index Options, the escrow agent will, to the extent permitted by law, liquidate the Counterparty's credit support (if any) and distribute the proceeds of such liquidation to the Trust for distribution to the Shareholders on a pro rata basis. If the Counterparty were to be subject to a federal bankruptcy or other insolvency proceeding, the ability of the Trust to liquidate the credit support, if any, could be delayed or impaired because of certain provisions of the bankruptcy and insolvency laws. If, upon acceleration of any Portfolio Puts or Index Options, the Counterparty has not pledged any credit support with the escrow agent, then the Trust's administrator will, to the extent permitted by law, liquidate the Portfolio Puts or the Index Options, as relevant, and distribute the proceeds of such liquidation to the Trust for distribution to the Shareholders on a pro rata basis. If the obligations of the sellers of the Portfolio Puts or Index Options are accelerated, Shareholders will be provided the opportunity to vote on whether to liquidate the Trust. If Shareholders vote to liquidate the Trust, the administrator of the Trust will settle any outstanding obligations (such as the Portfolio Calls), liquidate the Trust's assets, satisfy any liabilities of the Trust and distribute the remaining proceeds, if any, to the Shareholders. In such circumstances, a Shareholder may not receive the entire amount of his or her initial investment.

The S&P 500(R) Index

          All disclosures contained in this Prospectus regarding the S&P 500(R) Index, including its make-up, method of calculation and changes in its components (as well as comparisons of the volatility of the S&P 500(R) Index to that of other securities indices), are derived from publicly available information prepared by Standard & Poor's ("S&P"). Neither the Trust, SG Paris, the Sponsor nor any other party takes any responsibility for the accuracy or completeness of such information.

          S&P publishes the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index and is intended to provide an indication of the pattern of common stock price movements in the United States. The S&P 500(R) Index is composed of 500 common stocks that are selected by S&P. Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500(R) Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Each stock in the S&P 500(R) Index is weighted by its total market value relative to the total market value of all securities in the S&P 500(R) Index. The S&P 500(R) Index may include U.S. dollar denominated foreign securities.

          The Shares are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the holders of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P's only relationship to SG Paris, the Sponsor and the Trust (other than transactions entered into in the ordinary course of business) is the licensing of certain service marks and trade names of S&P and of the S&P 500(R) Index which is determined, composed and calculated by S&P without regard to SG Paris, the Sponsor or the Trust. S&P has no obligation to take the needs of SG Paris, the Sponsor or the Trust or the holders of the Shares into consideration in determining, composing or calculating the S&P 500(R) Index. S&P is not responsible for and has not participated in the determination of the timing of the sale of the Shares, prices at which the Shares are to initially be sold or quantities of the Shares to be issued. S&P has no obligation or liability in connection with the administration, marketing or trading of the Shares.

          S&P does not guarantee the accuracy and/or the completeness of the S&P 500(R), or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by SG Paris, holders of the Shares or any other person or entity from the use of the S&P 500(R) or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

          "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P 500(R) Index,"
"Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. The foregoing marks have been licensed for use by the Sponsor. The Shares are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation, warranty, or covenants regarding the advisability of investing in the Shares.

Discontinuance or Modification of the S&P 500(R) Index and Alteration of Method of Calculation

          If S&P discontinues publication of the S&P 500(R) Index, the Board of Trustees will consider whether to continue the investment operations of the Trust. In making this determination, the Board of Trustees will consider, among other things, whether (i) S&P or another entity publishes a successor or substitute index that is comparable, in the opinion of the Board, to the discontinued S&P 500(R) Index (a "Successor Index"); (ii) adopting a Successor Index as the reference index for the Index Options is in the best interests of the Shareholders; and (iii) the counterparties to the Index Options will perform their obligations under the Index Options using a Successor Index on substantially the same terms and conditions as applied to the Index Options as originally negotiated.

          Upon any selection by the Board of Trustees of a Successor Index, the Board of Trustees will cause written notice thereof to be furnished to the Sponsor and to the Shareholders within three business days of such selection. If a Successor Index is selected by the Board of Trustees, the Successor Index will be used as a substitute for the S&P 500(R) Index for all purposes.

Counterparty Hedging Transactions

          The Counterparties under the various Options in the ordinary course of business may, but are not required to, enter into arrangements with broker-dealers, banks and other market participants in order to hedge the market risk associated with their obligations under the various

Options. Although unlikely, such hedging arrangements theoretically could affect the price of certain stocks and the value of the S&P 500(R) Index in a manner that would be adverse to the Shareholders.

Investment Restrictions

          The Trust has adopted restrictions and policies relating to the investment of the Trust's assets and its activities. Certain of the restrictions are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the Trust's outstanding voting securities (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the Shares represented at a meeting at which more than 50% of the outstanding Shares are represented or (ii) more than 50% of the outstanding Shares).

          Under its fundamental investment restrictions, the Trust may not:

(1) purchase or hold any securities or instruments except for shares of the NASDAQ-100 Trust, the Portfolio Puts, Index Options, obligations under the Portfolio Calls, U.S. Government Securities, cash or other property delivered pursuant to the terms of the Portfolio Puts or the Index Options;

(2) dispose of the shares of the NASDAQ-100 Trust or the Options prior to the expiration date of the Options, provided, however, that the Trust may pledge the shares of the NASDAQ-100 Trust as collateral for any obligations it may have under the Portfolio Calls and provided further that the Trustees may dispose of the shares of the NASDAQ-100 Trust and the Options if an Event of Default occurs;

(3) issue any senior securities to the extent such issuance would violate applicable law. The sale of the Portfolio Calls will not be deemed to be a sale of senior securities;

(4) make short sales or purchases on margin except to the extent permitted by applicable law, provided, however, that this restriction shall not prevent the Trust from purchasing and/or selling the Options as described in the Prospectus;

(5)      borrow money except to the extent permitted by applicable law;

(6) underwrite securities, except to the extent that the Trust may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase and sale of the components of the Portfolio in the ordinary course of pursuing the Trust's investment objective, policies and program;

(7) purchase or sell real estate, real estate mortgage loans, commodities or commodities contracts except to the extent permitted by applicable law. In no event shall this restriction prevent the Trust from investing in shares of the NASDAQ-100 Trust, even if, for example, the securities underlying the NASDAQ-100 Trust are securities of companies engaged in the real estate or commodities business;

(8)      make loans except to the extent permitted by applicable law;

(9) purchase any securities of any investment company if that investment company has acquired securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act;

(10) invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities), except insofar as changes to the securities underlying the NASDAQ-100 Trust and/or changes to the relative values of the securities underlying of the NASDAQ-100 Trust, and the Options cause more than 25% of the Trust's total assets to be invested in any particular industry or group of industries; or

(11) take any action, or direct or permit the taking of any action by a service provider to the Trust, that would vary the investment of the Shareholders within the meaning of Treasury Regulation Section 301.7701-4(c), or otherwise take any action or direct or permit any action to be taken that would or could cause the Trust not to be a "grantor trust" owned solely by the present and future Shareholders under the Internal Revenue Code of 1986, as amended ("Code").

                   MANAGEMENT AND ADMINISTRATION OF THE TRUST

The Trustees

          The business and affairs of the Trust are overseen by the Board of Trustees, which has overall responsibility for monitoring and overseeing the Trust's operations and performs the various duties imposed on the trustees of investment companies by the 1940 Act and applicable Delaware law. The Board of Trustees is currently composed of three individuals, two of whom are not "interested persons" (as that term is defined in the 1940 Act) of the Trust or the Sponsor (the "Independent Trustees"). The third individual is an "interested person" of the Trust due to [his/her] affiliation with the Sponsor. Biographical Information

Independent Trustees

          The following table contains certain biographical and other information regarding the Independent Trustees, including their principal occupations during the last five years.

------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------
                                                                                                    Number of
                                               Term of                                            Portfolios in
                                            Office(2) and                                          Fund Complex        Other
 Name, Address,(1) and     Positions(s)     Length of Time   Principal Occupation(s) During the    Overseen by     Directorships
          Age             with the Trust        Served                  Past 5 Years                 Trustee      Held by Trustee
------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------
                          Trustee   since                                                               1
                          [____], 2005
------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------
                          Trustee   since                                                               1

------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------
                                                                                                    Number of
                                               Term of                                            Portfolios in
                                            Office(2) and                                          Fund Complex        Other
 Name, Address,(1) and     Positions(s)     Length of Time   Principal Occupation(s) During the    Overseen by     Directorships
          Age             with the Trust        Served                  Past 5 Years                 Trustee      Held by Trustee
------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------
                          [____], 2005
------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------

----------------------

(1) The address of each Trustee is c/o SG Principal Protected Trust, 1221 Avenue of the Americas, New York, NY 10020.
(2) Each Trustee serves until his or her successor is elected and qualified, or until his or her death, resignation, or removal.

Interested Trustees and Officers of the Trust


          The following table contains certain biographical and other information regarding the Trustee who is an interested person of the Trust and the officers of the Trust, including their principal occupations during the last five years.

------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------
                                                                                                    Number of
                                               Term of                                            Portfolios in
                                            Office(2) and                                          Fund Complex        Other
 Name, Address,(1) and     Positions(s)     Length of Time   Principal Occupation(s) During the    Overseen by     Directorships
          Age             with the Trust        Served                  Past 5 Years                 Trustee      Held by Trustee
------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------
                          Trustee   since                                                               1
                          [____], 2005
------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------

------------------------- ---------------- ----------------- ------------------------------------ --------------- ----------------

----------------------
(1) The address of each Trustee and officer is c/o SG Principal Protected Trust, 1221 Avenue of the Americas, New York, NY 10020.
(2) Each Trustee serves until his or her successor is elected and qualified, or until his or her death, resignation, or removal.

Committees of the Board of Trustees

          The Board of Trustees of the Trust has established the following standing committees:

[To be filed by Amendment]

Share Ownership of Trustees

          Information relating to each Trustee's ownership of Shares of the Trust is set forth in the chart below.

------------------------ ------------------------------------------------- -------------------------------------------
    Name of Trustee       Dollar Range of Equity Securities in the Trust    Aggregate Dollar Range of Securities in
                                                                            Other Registered Investment Companies in
                                                                                       Family of Funds(1)
------------------------ ------------------------------------------------- -------------------------------------------
Independent Trustees
------------------------ ------------------------------------------------- -------------------------------------------
                                               None                                           None
------------------------ ------------------------------------------------- -------------------------------------------
                                               None                                           None
------------------------ ------------------------------------------------- -------------------------------------------
                                               None                                           None
------------------------ ------------------------------------------------- -------------------------------------------
Interested Trustee
------------------------ ------------------------------------------------- -------------------------------------------
                                               None                                           None
------------------------ ------------------------------------------------- -------------------------------------------

----------------------
(1) As of the date of this Statement of Additional Information, no registered investment companies other than the Trust were sponsored or advised by the Sponsor.


          As of the date of this Statement of Additional Information, the neither the Trustees and nor the officers of the Trust owned any Shares of the Trust. As of the date of this Statement of Additional Information, none of the Independent Trustees of the Fund or their immediate family members owned beneficially or of record any securities in the Sponsor.

Compensation of Trustees

          It is estimated that the Independent Trustees will receive from the Trust the amounts set forth below for the Trust's calendar year ending December 31, 2005.

------------------------------- ------------------------------ --------------------- ----------------------------------
       Name of Trustee           Aggregate Compensation from        Pension or              Total Compensation
                                        the Trust(1)           Retirement Benefits        from the Trust Paid to
                                                                Accrued as Part of              Trustees(3)
                                                                Trust Expenses(2)
------------------------------- ------------------------------ --------------------- ----------------------------------
                                                                       None
------------------------------- ------------------------------ --------------------- ----------------------------------
                                                                       None
------------------------------- ------------------------------ --------------------- ----------------------------------
                                                                       None
------------------------------- ------------------------------ --------------------- ----------------------------------

----------------------
(1) Includes the period beginning [______________, 2005] through December 31, 2005.
(2) The Trust does not have a bonus, profit sharing or retirement plan, and the Trustees do not receive any pension or retirement benefits from the Trust.
(3) As of the date of this Statement of Additional Information, no registered investment companies other than the Trust were sponsored or advised by the Sponsor.

The Sponsor

          The Sponsor will be responsible for structuring the Portfolio initially and will perform certain administrative services necessary for the Trust's ongoing operations. The Sponsor will pay all expenses incurred in the operation of the Trust (other than the expenses associated with the Trust's ownership of shares of the NASDAQ-100 Trust).

          The Trust will deduct a fee from the Net Premium (as defined in the Prospectus) of 1.0% of the net proceeds of the offering to compensate the Sponsor for negotiating the terms of the Options and for the structuring of the Portfolio. In addition, the Trust will set aside an additional 5.0% of the net proceeds of the offering to compensate the Sponsor for covering the ongoing operating expenses of the Trust. This fee also will be deducted from the Net Premium. The 5.0% fee will be held by the Trust in cash and paid to the Sponsor over the five-year term of the Trust (at the rate of 1% per year) to reimburse the Sponsor for its payment of the expenses incidental to the day-to-day operations of the Trust (other than the expenses of the NASDAQ-100 Trust). The Trust's expenses that are paid by the Sponsor include expenses for legal and auditing services, taxes, costs of printing and mailing proxies and shareholder reports, listing fees, if any, stock certificates and Shareholder reports, charges of the administrator, the custodian and the transfer agent, expenses of registering the Shares under federal and state securities laws, SEC fees and fees and expenses of the Trustees, accounting costs, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust.

          The amount payable by the Trust to the Sponsor to cover the Trust's anticipated expenses was determined based on expense estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. It is possible, however, that the actual operating expenses of the Trust will be substantially more than this amount. The Sponsor will pay any unanticipated operating expenses of the Trust. The Sponsor will also be entitled to keep any portion of the Sponsor's Fee that exceeds the actual expenses of the Trust.

          The 1.0% initial structuring fee and the 5.0% ongoing operational fee are collectively referred to herein as the "Sponsor's Fee."

The Administrator

          The day-to-day affairs of the Trust will be managed by The Bank of New York (the "Administrator") pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will, among other things: (1) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust; (2) engage legal and other professional advisors; (3) instruct the transfer agent to pay any distributions with respect to the Shares; (4) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (5) institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (6) make all necessary arrangements with respect to any meetings of Shareholders.

          The Administrator will not sell or otherwise dispose of the Trust's assets except, upon the direction of the Trustees, in connection with an Event of Default. The fees of the

Administrator are paid by the Sponsor out of the Sponsor's Fee. The Administration Agreement may be terminated upon 60 days' prior written notice of either party, except that no termination shall become effective until a successor administrator has been chosen and has accepted such duties.

The Custodian

          The Trust's custodian ("Custodian") is The Bank of New York pursuant to a Custodian Agreement. The Custodian is responsible for safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting any interest and dividends on the Trust's investments. The Custodian may also act as escrow agent under any collateral agreements under the ISDA Master Agreements. The fees of the Custodian are paid by the Sponsor out of the Sponsor's Fee.

The Transfer Agent

          The transfer agent, registrar and paying agent ("Transfer Agent") for the Shares is The Bank of New York pursuant to a Transfer Agency Agreement. The fees of the Transfer Agent are paid by the Sponsor out of the Sponsor's Fee.

          Except for its roles as Administrator, Custodian and Transfer Agent of the Trust, and except for its role as escrow agent under any credit support agreement, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust. The principal business address of The Bank of New York is [___________________________].

Indemnification

          [To be filed by Amendment]

                                 CODE OF ETHICS

          The Board of Trustees has approved a Codes of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust. The Code of Ethics set forth policies and establishes procedures that govern the personal investing of employees. The Code of Ethics permits employees subject to the Code of Ethics to invest in securities for their own account and permits trading in securities that may be held by the Trust. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics also is available on the EDGAR Database on the SEC's website (http://www.sec.gov), and copies of the Code may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      PROXY VOTING POLICIES AND PROCEDURES

          The Board of Trustees will vote any proxies relating to the Trust's securities. As a general matter, the Board's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of the Trust and its Shareholders, and to act in a manner that the Board believes is most likely to enhance the economic value of the Trust. The Trust does not anticipate receiving proxy materials from any issuer other that the NASDAQ-100 Trust. The Board believes that an investment company's board of directors (rather than its shareholders) is best positioned to set fund policy and oversee management. The Board, however, opposes granting fund boards of directors authority over certain matters, such as changes to the fund's investment objective, which the 1940 Act generally envisions will be approved directly by shareholders.

          Information regarding how the Trust voted any proxies relating to Portfolio securities during the most recent 12-month period ending June 30 of each year will be available starting August 31 of such year, without charge, upon request, by calling 1-877-449-4742 or through the SEC's website at http://www.sec.gov. This reference to the website does not incorporate the contents of the website into the Trust's registration statement.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          The Trust is not actively managed. Following the purchase of the components of Portfolio, the Trustees will not dispose of the Trust's assets prior to the termination of the Trust (except in connection with an Event of Default). Any brokerage commissions that may arise following an Event of Default or in anticipation of the termination of the Trust will be paid by the Sponsor out of the Sponsor's Fee.

                             ADDITIONAL INFORMATION

          A registration statement on Form N-2 relating to the Shares offered by the Prospectus, including amendments thereto (the "Registration Statement"), has been filed by the Trust with the SEC. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement. For further information with respect to the Trust and the Shares, reference is made to the Registration Statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the form of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Trustees have selected [________] as the independent registered public accountants of the Trust. [________]'s principal business address is located at [________].

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          [To be filed by Amendment]

                                     PART C
                                OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

1.      Financial Statements

        Contained in Part A: None

        Contained in Part B: Statement of Assets and Liabilities.*

2.      Exhibits

        (a)       Declaration of Trust*

        (b)       Bylaws*

        (c)       Not Applicable

        (d)       Incorporated by reference from exhibits (a) and (b) above.*

        (e)       Not Applicable

        (f)       Not Applicable

        (g)       Not Applicable

        (h)       Underwriting Agreement*

        (i)       Not Applicable

        (j)       Form of Custody Agreement*

        (k) (i)   Form of Administration Agreement*

            (ii)  Form of Paying Agent Agreement*

            (iii) Form of International Swaps and Derivatives Association, Inc.
                  Master Agreement (Multicurrency-Cross Border)*

            (iv) Form of Credit Support Annex to International Swaps and Derivatives Association, Inc. Master Agreement (Multicurrency-Cross Border)*

        (l)       Opinion and Consent of Counsel for Registrant*

        (m)       Not Applicable

        (n) Consent of independent registered public accountants for Registrant*

        (o)       Not Applicable

        (p)       Not applicable

        (q)       Not Applicable

        (r)       Code of Ethics of the Registrant*
------------------------------
*To be filed by amendment

Item 26. Marketing Agreements

Please refer to Item 25(2)(h).

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth expenses incurred or estimated to be incurred in connection with the offering described in the Registration Statement.

Registration Fees                 $______

Federal Taxes                     $______

State Taxes and Fees              $______

Trustee Fees                      $______

Transfer Agent Fees               $______

Printing Expenses                 $______

Rating Agency Fees                $______

Legal Fees                        $______

Accounting Fees and Expenses      $______

Miscellaneous Expenses            $______

Total                             $______

Item 28. Persons Controlled by or Under Common Control

Not Applicable.

Item 29. Number of Holders of Securities

Title of Class:  Shares of beneficial interest.

Number of Record Holders: 1 (The Trust expects that there will be more than 100 record holders of the Trust's shares following completion of the offering).

Item 30. Indemnification

Section 6.6 of the Declaration of Trust provides: No Trustee shall be liable to the Trust or any Holder for any action taken or for refraining from taking any action except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of its office. Specifically, without limitation, the Trustee(s) shall not be responsible for or in respect of the recitals herein or the validity or sufficiency of this Trust Agreement or for the due execution hereof by any other Person, or for or in respect of the validity or sufficiency of Shares or certificates representing Shares and shall in no event assume or incur any liability, duty or obligation to any Holder or to any other Person, other than as expressly provided for herein. The Trustee(s) may employ agents, attorneys, administrators, accountants and auditors, and shall not be answerable for the default or misconduct of any such persons if such persons shall have been selected with reasonable care. Action in good faith may include action taken in good faith in accordance with an opinion of counsel. In no event shall the Trustee(s) be personally liable for any expenses with respect to the Trust. The Trustee(s) shall be indemnified from the Trust Account with respect to any claim, liability, loss or expense incurred in acting as Trustee of the Trust, including the costs and expenses of the defense against any such claim or liability, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of its office.

Section 6.3 of the Declaration of Trust provides: The Trust will be managed solely by the Trustee(s), who will, subject to the provisions of Article II hereof, have complete, subject to the limitations provided in this Trust Agreement, and exclusive control over the management, conduct and operation of the Trust's business, and shall have the rights, powers and authority of a board of directors of a corporation organized under Delaware law. The Trustee(s) shall have fiduciary responsibility for the safekeeping and use of all funds and assets of the Trust and shall not employ, or permit another to employ, such funds or assets in any manner except for the exclusive benefit of the Trust and except in accordance with the terms of this Trust Agreement. Subject to the continuing supervision of the Trustee(s) and as permitted by applicable law, the functions of the Trust shall be performed by the Custodian, the Paying Agent, the Administrator and such other persons engaged to perform such functions as the Trustee may determine, including, without limitation, any or all administrative functions.

Item 31. Business and Other Connections of Investment Manager

Not Applicable.

Item 32. Location of Accounts and Records

The Sponsor maintains all books and records of the Registrant at its office at 1221 Avenue of the Americas, New York, New York 10020.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

         1. Not Applicable.
         2. Not Applicable.
         3. Not Applicable.
         4. Not Applicable.
         5. The Registrant undertakes that:

               a) for purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the Securities Act will be deemed to be part of this Registration Statement as of the time it was declared effective.

               b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York this 28th day of June, 2005.

                                                  SG PRINCIPAL PROTECTED TRUST
                                                  By: /s/ Julien Lascar
                                                      -----------------
                                                  Name:   Julien Lascar
                                                  Title:  Principal Executive
                                                  Officer and Managing Trustee

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                    Title                           Date
              ---------                    -----                           ----

/s/ Julien Lascar            Principal Executive Officer          June  28, 2005
-----------------
Julien Lascar                   and Managing Trustee

/s/ Marc Saffon              Principal Financial Officer          June  28, 2005
---------------
Marc Saffon